UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan			49684
(Address of principal executive offices)			(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2006 – March 31, 2007

Item 1.        Reports to Stockholders.

UTOPIA FUNDS
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1

FUND EXPENSES	2

FUND DETAILS

Utopia Growth Fund	3

Utopia Core Fund	5

Utopia Core Conservative Fund	7

Utopia Yield Income Fund	9

FINANCIAL STATEMENTS

Schedule of Investments	12

Statements of Assets and Liabilities	30

Statements of Operations	34

Statements of Changes in Net Assets	38

Financial Highlights	42

Notes to Financial Statements	46

ADDITIONAL INFORMATION	52

The Management Report and Fund Details included in this shareholder report may contain forward-looking statements about factors that may affect the performance of the Funds in the future and about anticipated events relating to the Funds specifically. These statements are based on Funds management’s predictions, expectations and current plans relating to future events. Management believes these forward looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause management to change its strategies and plans from those currently anticipated.

SHAREHOLDER LETTER

Dear Shareholders,

For the six-month period ended March 31, 2007, the broad indices that measure the returns of global stocks, bonds, REITs, and commodities all finished in positive territory. During the period, however, these same asset classes showed significant volatility in late February, as concerns built of carry-trade unwinding, China policy tightening, and the United States (the “U.S.”) sub-prime mortgage industry troubles. Furthermore, leading indicators of U.S. economic health, including the yield curve, building permits, construction spending, retail sales, and private fixed investment, pointed to the increased possibility of a recession ahead.

Each of the Utopia Funds (the “Funds”) posted positive performance during the period, despite our limited appetite for risk and our generally defensive posture. Unaudited NAV for Utopia Growth Fund gained $0.61 during the period ended March 31, 2007 to $11.03, Utopia Core Fund increased $0.46 to $10.91, Utopia Core Conservative Fund grew $0.32 to $10.71, and Utopia Yield Income Fund finished $0.23 higher at $10.58. These end-of-period NAV amounts are net of distributions made in December of $0.19, $0.22, $0.20, and $0.22 respectively. We are satisfied with this short-term performance, but remind shareholders that the Funds are designed to protect and grow wealth for long-term investors. As such, our investment team tends to spend very little time discussing short-term performance.

The deterioration of fundamentals in the sub-prime lending industry does not come as a surprise to us. We believe that a broader headwind now faces the U.S. economy as collateral values (homes) fall and lenders tighten credit availability. The wide array of industries that have benefited from unsustainable credit trends and have provided a significant portion of U.S. service sector job growth in recent years will likely face pressure as consumer buying power diminishes. The Funds are defensively positioned to face such a scenario. Holdings in each of the Funds at period-end include short positions in U.S. financial and retail sector stocks that we believe face heightened risk of both earnings deterioration and valuation multiple contraction.

Although our concern towards the U.S. economy has reduced our appetite for risk, we do continue to add long positions in securities where we believe a significant disconnect exists between the market price and our determination of intrinsic value. During the period we added to several existing holdings and began building new positions in stocks ranging from a local (Michigan) natural gas producer to one of Jakarta’s largest land-owners and real estate developers.

Most of our research during the period, however, did not result in new investment. Prices in most markets are simply too high, and we are happy to patiently wait for better entry opportunities. We remain steadfast in our philosophy of hedging risk when and where it threatens the Funds and taking risk when and where we are suitably compensated. For now, we believe that markets remain overly complacent towards the real possibility of a broad U.S. economic slowdown. Until this complacency fades or our assessment of the U.S. economy changes, the Funds are likely to remain defensively biased.

We encourage investors who have yet to discover Utopia Funds to learn more by visiting our website (www.utopiafunds.com) or calling to chat with one of our team members (888.886.7423). As always we thank you for your support.

Best regards,

Paul Sutherland Suzanne Stepan, CFA Zach Liggett, CFA

FUND EXPENSES

				Expense Paid
		Beginning	Ending	During Period*
		Account Value	Account Value	10/1/06 to
Fund		at 10/1/06	at 3/31/07	3/31/07
Utopia Growth Fund	Actual Fund Expenses	$1,000	$1,077	$8.68
	Hypothetical Fund Expenses	$1,000	$1,017	$8.43
Utopia Core Fund	Actual Fund Expenses	$1,000	$1,066	$8.10
	Hypothetical Fund Expenses	$1,000	$1,017	$7.91
Utopia Core	Actual Fund Expenses	$1,000	$1,051	$7.64
Conservative Fund	Hypothetical Fund Expenses	$1,000	$1,017	$7.52
Utopia Yield	Actual Fund Expenses	$1,000	$1,044	$7.51
Income Fund	Hypothetical Fund Expenses	$1,000	$1,018	$7.41

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/365 (to reflect the half-year period). The Fund’s “Actual Fund Expenses” information reflects the 182 day period from October 1, 2006 to March 31, 2007. The annualized expense ratios (including dividends on short sales expense) of Utopia Growth, Utopia Core, Utopia Core Conservative and Utopia Yield Income Fund were 1.68%, 1.57%, 1.49% and 1.47%, respectively, which were used in the above calculations. The annualized expense ratios of the Funds excluding dividends on short sales expense for the period October 1, 2006 to March 31, 2007 were 1.37%. During the period, the Adviser waived fees and reimbursed expenses. The expense ratios of the Funds would have been higher had fees and expenses not been waived and reimbursed. The Funds’ investment adviser has contractually agreed to waive its management fees or reimburse expenses until January 31, 2008 in amounts necessary to limit each Fund’s annual operating expenses (exclusive of extraordinary expenses) to an annual rate of 1.37% (as a percentage of the Fund’s average daily net assets).

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The above examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2006 and held until March 31, 2007.

Actual Fund Expenses. The first line of the table above for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Fund Expenses. The second line of the table above for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

UTOPIA FUNDS - GROWTH FUND

FUNDS DETAILS

Growth Fund - UTGRX

At March 31, 2007, the unaudited net asset value per share for the Utopia Growth Fund (“UTGRX”, or the “Fund”) was $11.03 per share. Including the distribution made December 28, 2006 total return for the period ended March 31, 2007 was 7.73%.

The Fund seeks long-term absolute total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

The Fund ended the period with net assets of $28,088,252. New inflows were put to work primarily in a global mix of long and short equities, and a small allocation was made to a basket of reverse convertible securities.

New additions to the Fund during the period included PT Kawasan Industri Jababeka and Aurora Oil and Gas. The former is a leading Indonesia industrial estate developer with strategically located estates near existing or proposed industrial transportation infrastructure.

Selected Holdings as of March 31, 2007

Country Breakdown

Argentina	0.3%
Australia	1.7%
Belgium	0.5%
Canada	5.3%
Cayman Islands	0.6%
China	0.9%
Finland	0.4%
France *	0.0%
Germany	0.7%
Great Britain	1.1%
Hong Kong	3.1%
India	1.0%
Indonesia	2.1%
Ireland	0.1%

Holdings are subject to change.

As A Percentage of Net Assets on March 31, 2007

Italy	2.5%
Japan	8.3%
Malaysia	3.0%
Netherlands	1.7%
Singapore	6.5%
South Korea	1.9%
Switzerland	1.4%
Taiwan	2.3%
Thailand	5.9%
United States	25.9%
Total Investments	77.2%
Cash Equivalents And Net Other Assets	22.8%
Total Net Assets	100.0%

* Represents Less Than 0.05% Of Net Assets

We bought shares at more than a 60% discount to our estimate of net asset value. Aurora is an energy explorer and producer primarily focused on natural gas. The company has a stable drilling opportunity in the Antrim Shale of Michigan as well as a much larger, early stage opportunity in the New Albany Share of Indiana. Shares were bought at less than 50% of our estimated fair value. The Fund also added a basket of China-related short positions during the period as we believe that the mania there has pushed prices well above any fundamental measure of intrinsic value.

Concentration of holdings remains insignificant with only two equity positions greater than 1.5% of the Fund’s value. Geographically, the Fund holds a higher weighting in Asia/Pacific securities than both the Americas and Europe/Africa. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

UTOPIA FUNDS - CORE FUND

FUND DETAILS

Core Fund - UTCRX

At March 31, 2007, the unaudited net asset value per share for the Utopia Core Fund (“UTCRX”, or the “Fund”) was $10.91 per share. Including the distribution made December 28, 2006 total return for the period ended March 31, 2007 was 6.61%.

The Fund seeks long-term absolute total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

The Fund ended the period with net assets of $81,556,334. New inflows were put to work primarily in a global mix of long and short equities, and a small allocation was made to a basket of reverse convertible securities and non-inversion structured notes.

New additions to the Fund during the period included several Canadian energy trusts whose prices dropped off significantly following government announcements

Selected Holdings as of March 31, 2007

Country Breakdown

Argentina	0.3%
Australia	1.7%
Belgium	0.4%
Canada	4.8%
Cayman Islands	0.5%
China	0.9%
Finland	0.3%
France *	0.0%
Germany	0.8%
Great Britain	1.4%
Hong Kong	2.7%
India	0.9%
Indonesia	1.8%
Ireland	0.1%

Holdings are subject to change.

As A Percentage of Net Assets on March 31, 2007

Italy	2.3%
Japan	7.7%
Malaysia	2.5%
Netherlands	1.4%
Singapore	5.9%
South Korea	1.5%
Switzerland	1.4%
Taiwan	1.9%
Thailand	5.4%
United States	35.3%
Total Investments	81.9%
Cash Equivalents And Net Other Assets	18.1%
Total Net Assets	100.0%

* Represents Less Than 0.05% Of Net Assets

of probable changes to the tax treatment of the trusts. We felt that the sell-off of the Canadian energy trusts were overdone and that high quality oil and gas assets could be bought at distressed prices. Harvest Energy Trust, Canada’s only integrated royalty trust, is one of the trusts we added to the Fund. Harvest has both valuable oil and gas reserves and its own refining assets. We began buying the shares after the government announcement at an estimated yield of 18% and below our analysis of the trust’s net asset value.

Concentration of holdings remains insignificant with only four equity positions greater than 1% of the Fund’s value. Geographically, the Fund holds a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

UTOPIA FUNDS - CORE CONSERVATIVE FUND

FUND DETAILS

Core Conservative Fund - UTCCX

At March 31, 2007, the unaudited net asset value per share for the Utopia Core Conservative Fund (“UTCCX”, or the “Fund”) was $10.71 per share. Including the distribution made December 28, 2006 total return for the period ended March 31, 2007 was 5.05%.

The Fund seeks long-term absolute total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

The Fund ended the period with net assets of $56,509,738. New inflows during the period were put to work primarily in a global mix of long and short equities and US Treasury inflation-linked securities.

One new addition to the Fund during the period was Toei Company Ltd. Two themes that presently rank high

Selected Holdings as of March 31, 2007

Country Breakdown

Argentina	0.3%
Australia	1.6%
Belgium	0.2%
Canada	4.3%
Cayman Islands	0.4%
China	0.5%
Finland	0.1%
France *	0.0%
Germany	0.6%
Great Britain	1.4%
Hong Kong	2.2%
India	0.7%
Indonesia	1.5%
Ireland	0.1%
Italy	2.0%
Japan	6.1%

Holdings are subject to change.

As A Percentage of Net Assets on March 31, 2007

Malaysia	1.6%
Netherlands	1.1%
Norway	0.2%
Singapore	4.8%
South Korea	1.2%
Switzerland	1.6%
Taiwan	1.7%
Thailand	4.0%
United States	48.7%
Total Investments	86.9%
Cash Equivalents And Net Other Assets	13.1%
Total Net Assets	100.0%

* Less Than 0.05% Of Total Net Assets

among our research priorities are global content and Japan reflation. Toei, a Japanese movie producer and theater operator, has exposure to both themes with a strong content library, an undervalued property portfolio, and equity holdings in other content and media companies. We bought shares at a price significantly below our analysis of the company’s break-up value.

Concentration of holdings remains insignificant with only two equity positions greater than 1% of the Fund’s value. Geographically, the Fund holds a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities. The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

UTOPIA FUNDS - YIELD INCOME FUND

FUND DETAILS

Yield Income Fund - UTYIX

At March 31, 2007, the unaudited net asset value per share for the Utopia Yield Income Fund (“UTYIX”, or the “Fund”) was $10.58 per share. Including the distribution made December 28, 2006 total return for the period ended March 31, 2007 was 4.40%.

The Fund seeks long-term absolute total return, independent of the market environment and does not attempt to track or “beat” any benchmark. Maximizing short-term performance is also not an objective.

The Fund ended the period with net assets of $24,598,592. New inflows during the period were put to work primarily in a global mix of long and short equities and US Treasury inflation-linked securities.

One new addition to the Fund during the period was Tower REIT. Tower, a Malaysian real estate investment trust focused on office and commercial properties, is part-owned and affiliated with another Fund

Selected Holdings as of March 31, 2007

Country Breakdown

Argentina	0.2%
Australia	1.4%
Belgium	0.2%
Canada	3.9%
Cayman Islands	0.4%
China	0.5%
Finland	0.1%
France	0.4%
Germany	0.5%
Great Britain	1.6%
Hong Kong	1.8%
India	0.4%
Indonesia	1.1%
Ireland *	0.0%
Italy	1.4%
Japan	5.1%

Holdings are subject to change.

As A Percentage of Net Assets on March 31, 2007

Malaysia	1.4%
Netherlands	0.8%
Norway	0.2%
Singapore	4.4%
South Korea	0.9%
Switzerland	1.7%
Taiwan	1.2%
Thailand	3.6%
United States	49.3%
Total Investments	82.5%
Cash Equivalents And Net Other Assets	17.5%
Total Net Assets	100.0%

* Less Than 0.05% Of Total Net Assets

holding, Guoco Group. The Malaysian REIT sector is still at an early stage of development with relatively low liquidity and investor awareness. It is our belief that the sector’s attractiveness will improve over time along with Malaysian property values which remain at a sizeable discount to other regional markets. We bought shares in Tower at a seven percent dividend yield and at a twenty-four percent discount to our analysis of the company’s net asset value.

Concentration of holdings remains insignificant with only one equity position greater than 1% of the Fund’s value. Geographically, the Fund holds a higher weighting in Americas’ securities than both Asia/Pacific and Europe/Africa securities.  The Fund continues to look for investment opportunities across the globe and anticipates that foreign holdings will remain a significant part of the mix, at least for the foreseeable near-term future.

UTOPIA FUNDS - GROWTH FUND
As of March 31, 2007 (Unaudited)	SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (78.0%)
Agriculture (0.4%)
Cresud SA - ADR	5,350	$109,836

Apparel (1.2%)
Ocean Sky Intl Ltd.	2,259,000	335,020

Auto Manufacturers (0.7%)
Showa Aircraft Industry Co. Ltd.	14,000	209,572

Banks (3.5%)
Idaho Trust Bancorp * (3)	18,000	193,320
Mitsubishi UFJ Financial Group Inc. - ADR	20,100	226,326
Mizuho Financial Group	27	173,905
National Bancshares Inc. *	47,000	122,200
The Shikoku Bank Ltd.	37,000	143,177
Southern National Bancorp of Virginia Inc. *	1,050	16,433
The Tokushima Bank Ltd.	17,200	119,834
		995,195
Beverages (0.6%)
Diedrich Coffee Inc. *	19,150	71,238
Ten Ren Tea Co Ltd.	111,000	100,796
		172,034
Building Materials (1.8%)
Dynasty Ceramic PCL	625,000	244,573
ENDO Lighting Corp.	36,300	256,293
		500,866
Chemicals (2.6%)
Arkema - ADR *	5	287
Chemical Co. of Malaysia BHD	69,200	67,248
Korea Polyol Co Ltd.	2,778	140,701
Meghmani Organics Ltd.	1,444,500	314,198
Yip’s Chemical Holdings Ltd.	437,200	222,699
		745,133
Computers (0.8%)
Lenovo Group Ltd.	598,000	218,888

Distribution-Wholesale (0.7%)
China Hong Kong Photo	1,878,000	197,090

Diversified Financial Services (2.2%)
Guoco Group Ltd.	13,000	182,850
Netbank Inc.	100,900	222,989
SinoPac Fin Holdings Co.	464,000	213,127
		618,966
Electrical Components & Equipment (2.8%)
Enel SpA	8,900	95,231
FINETEC Corp.	11,700	203,333
iRevo Inc. *	37,000	106,186
Merix Corp. *	23,950	196,869
Viridis Clean Energy Group	205,111	174,253
Xantrex Technology Inc. CN *	1,035	8,394
Xantrex Technology Inc. *	700	5,675
		789,941
Energy-Alternate Sources (1.2%)
Plambeck Neue Energien AG	28,450	$122,755
US BioEnergy Corp. *	18,500	212,195
		334,950
Engineering & Construction (1.0%)
CH. Karnchang PCL	1,425,000	291,024

Entertainment (1.9%)
Major Cineplex Group	21,600	9,625
Tally-Ho Ventures * (1)	161,000	161,000
TMS Entertainment Ltd.	55,300	187,712
Toei Co. Ltd.	29,000	162,423
		520,760
Environmental Control (0.7%)
Sinomem Technology Ltd.	310,000	201,266

Food (2.6%)
Celestial Nutrifoods Ltd *	291,000	301,137
Fyffes PLC	20,700	31,523
Galaxy Nutritional Foods Inc. *	250,352	180,253
Koninklijke Wessanen NV	9,300	140,260
Tofutti Brands Inc. *	26,900	82,718
		735,891
Healthcare Products (1.5%)
LMA International NV *	475,000	183,156
STERIS Corp.	2,400	63,744
Techno Medica Co. Ltd.	66	163,544
		410,444
Holding Companies (3.7%)
Babcock & Brown Wind Partners	117,500	174,452
Bousted Holdings BHD	389,200	256,653
Chuang’s China Investments Ltd.	2,791,000	176,815
Chuang’s Consortium International Ltd.	1,536,000	139,574
Grubb & Ellis Realty Advisors Inc. *	945	6,095
Hotung Investment Holdings Ltd. *	696,000	100,920
India Hospitality Corp. *	23,500	149,225
KPC Holdings	852	33,145
		1,036,879
Home Builders (0.0%)(5)
Johor Land BHD	19,000	10,386

Insurance (5.0%)
21st Century Holding Co.	19,325	345,531
Financial Industries Corp. *	52,310	340,015
Jerneh Asia BHD	72,500	46,551
Kurnia Asia BHD	719,000	230,829
Panin Insurance Tbk PT *	4,055,000	124,427
Panin Life Tbk PT *	6,735,000	124,736
Singapore Reinsurance	924,000	188,801
		1,400,890

	Shares	Value
Internet (4.0%)
CS Loxinfo PCL	1,891,500	$191,257
Earthlink Inc. *	32,925	241,999
Kintera Inc. *	263,500	447,950
Pacific Internet Ltd. *	24,700	235,638
		1,116,844
Leisure Time (0.5%)
California WOW Xperience PCL	136,262	24,228
HIS Co. Ltd.	4,500	129,455
		153,683
Machinery-Diversified (0.8%)
ATS Automation Tooling Systems Inc. *	31,350	224,026

Media (2.2%)
Cablevision Systems Corp.	10,500	319,515
Mondo TV SpA *	10,300	276,560
Workpoint Entertainment	18,000	11,362
		607,437
Medical Information Systems (0.0%)(5)
Pro Medicus Ltd.	5,000	5,502

Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha	47,100	36,781

Mining (2.0%)
The Lanna Resources PCL	637,000	198,323
Newmont Mining Corp.	8,500	356,915
		555,238
Miscellaneous Manufacturers (1.4%)
AGFA-Gevaert NV	6,500	146,656
Cycle Country Accessories Corp. *	88,525	194,755
EganaGoldpfeil Ltd.	62,000	43,642
		385,053
Oil Refining & Marketing (0.4%)
Neste Oil OYJ	3,250	112,011

Oil&Gas (13.2%)
Aurora Oil & Gas Corp. *	147,200	384,192
Crescent Point Energy Trust	12,450	199,286
Daylight Resources Trust	36,700	306,443
ENI SpA - ADR	3,275	212,318
Fairborne Energy Trust	21,200	160,308
Freehold Royalty Trust	20,375	253,253
Gasco Energy, Inc. *	77,250	188,490
Harvest Energy Trust	12,975	318,796
Norsk Hydro ASA	6,800	223,176
Paramount Energy Trust	40,500	330,455
Penn West Energy Trust	6,200	182,156
PrimeWest Energy Trust	9,600	189,024
Rowan Cos, Inc.	5,500	178,585
Singapore Petroleum Co. Ltd.	51,000	162,700
Thai Oil Public Co.	92,500	154,563
Transmeridian Exploration Inc. *	91,100	260,546
		3,704,291
Pharmaceuticals (1.4%)
C&O Pharmaceutical Technology Holdings Ltd.	248,000	$58,030
Natrol Inc. *	114,200	331,180
		389,210
Real Estate (5.0%)
Amanah Harta Tanah PNB 2	325,600	44,261
Amanah Harta Tanah PNB	39,300	9,093
AVJennings Homes Ltd.	171,888	171,062
Bakrieland Development Tbk PT *	6,000,000	151,233
Glomac BHD	336,000	152,573
Hemaraj Land & Development	7,019,200	176,432
Housevalues, Inc. *	34,250	173,305
Kawasan Industri Jababeka Tbk PT	6,880,000	165,874
Rojana Industrial Park PCL	564,100	190,128
Ticon Industrial	316,100	160,713
		1,394,674
REITS (0.8%)
MCO CR-REIT	15,680	121,833
Tower Real Estate Investment Trust	424,000	114,048
		235,881
Retail (3.3%)
Doutor Coffee Co. Ltd.	8,100	156,377
Food Junction Holdings	658,000	281,910
Kyoto Kimono Yuzen Co. Ltd.	160	164,291
Matsuzakaya Holdings Co. Ltd.	22,000	199,949
Multi Indocitra Tbk PT	1,340,000	116,011
		918,538
Semiconductors (0.5%)
Intel Corp.	8,000	153,040

Software (2.7%)
Data Systems Consulting Co. Ltd.	118,516	128,394
EPIQ Systems Inc. *	12,900	262,902
iSOFT Group PLC	211,700	143,725
Kingdee International Software Group Co. Ltd.	40,000	30,102
Software Service Inc.	5,100	189,129
		754,252
Telecommunications (2.9%)
Chunghwa Telecom Co. - ADR	1,900	37,848
Chunghwa Telecom Co.	80,000	154,962
Fastweb	3,350	213,954
Longcheer Holdings Ltd.	488,000	239,633
Shin Corp Pub Co Ltd.	241,800	172,665
		819,062
Toys-Games-Hobbies (1.3%)
Action Products International *	166,335	267,800
Tecmo Ltd.	11,500	90,856
		358,656

	Shares	Value
Transportation (0.6%)
Sakai Moving Service Co. Ltd.	2,525	$78,210
Singapore Post Ltd.	107,000	78,285
		156,495
TOTAL COMMON STOCKS (Identified Cost $20,960,422)		21,915,705

INVESTMENT COMPANIES (3.5%)
Closed-end Funds (0.2%)
Ticon Property Fund	232,600	66,438
Money Market (3.3%)
Northern Institutional Fund - Diversified Asset Portfolio	927,605	927,605

TOTAL INVESTMENT COMPANIES (Identified Cost $988,533)		994,043

Interest Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE BONDS (1.3%)
Insurance (0.1%)
Horace Mann Educators Corp. (2)
1.425%	5/14/2032	$37,000	$17,297

Mining (0.7%)
Placer Dome Inc.
2.750%	10/15/2023	160,000	203,600

Semiconductors (0.5%)
ASM International NV
4.250%	12/06/2011	125,000	147,188

TOTAL CONVERTIBLE BONDS (Identified Cost $356,897)			368,085

CORPORATE BONDS (0.6%)
Banks (0.2%)
Rabobank Nederland (2)

4.250%	11/12/2008	50,000	49,024

Foreign Corporate Bonds (0.4%)
Banks (0.2%)
Rabobank Nederland - GBP
4.625%	05/31/2012	30,000	56,494

Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	60,000	52,397

TOTAL CORPORATE BONDS (Identified Cost $150,771)			157,915

GOVERNMENT BONDS (4.5%)
Foreign Bonds & Notes (3.0%)
Deutschland Inflation Linked
1.500%	04/15/2016	86,277	111,366
Singapore Government Bond
4.375%	01/15/2009	$270,000	$183,821
Singapore Government Bond
3.125%	09/01/2020	150,000	101,136
Swiss Government
3.500%	08/07/2010	205,000	174,068
Switzerland Government Bond
4.000%	06/10/2011	300,000	261,079
			831,470
U.S. Treasury Bonds & Notes (1.5%)
U.S. Treasury Inflation Indexed Bond(4)
2.000%	01/15/2026	336,339	319,654
U.S. Treasury Inflation Indexed Note(4)
1.625%	01/15/2015	121,897	117,009
			436,663
TOTAL GOVERNMENT BONDS (Identified Cost $1,239,069)			1,268,133

REVERSE CONVERTIBLE BONDS (1.1%)
Gold Mining (0.4%)
Barclays Bank PLC - Meridian Gold
13.250%	09/28/2007	100,000	99,440

Metal - Aluminum (0.3%)
Barclays Bank PLC - Alcoa Inc.
9.000%	10/31/2007	90,000	90,027

Semiconductors (0.4%)
Barclays Bank PLC - Intel Corp.
9.000%	09/26/2007	120,000	116,916

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $309,618)			306,383

	Shares	Value
PREFERRED STOCKS (0.3%)
REITS (0.0%)(5)
Innkeepers USA Trust *	20	502

Software (0.3%)
Interactive Voice, Data, and Fax Inc. *(3)	13,450	89,308

TOTAL PREFERRED STOCKS (Identified Cost $194,728)		89,810

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (1.4%)
Call Options (1.4%)
CBOE SPX Volatility
10.00	05/16/2007	405	180,225

Exercise Price	Expiration Date	Contracts	Value
Call Options (continued)
CBOE SPX Volatility
10.00	08/22/2007	280	$123,200
CBOE SPX Volatility
10.00	11/21/2007	200	87,000
			390,425
Put Options (0.0%)(5)
Big Lots Inc.
20.00	04/21/2007	40	100

TOTAL PURCHASED OPTIONS (Identified Cost $508,879)			390,525

	Shares	Value
WARRANTS (0.2%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	47,000	54,050

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. Warrants *(3)	5,604	272

Toys-Games-Hobbies (0.0%)(5)
Action Products International Warrants *(3)	425	81

TOTAL WARRANTS (Identified Cost $16,450)		54,403

TOTAL INVESTMENTS (90.9%) (Identified Cost $24,725,367)		25,545,002

TOTAL OTHER ASSETS LESS LIABILITIES (9.1%)		2,543,250

TOTAL NET ASSETS (100.0%)		$28,088,252

SCHEDULE OF SECURITIES SOLD SHORT

Apple Computer Inc. *	(3,250)	(301,957)
Casual Male Retail Group Inc. *	(4,900)	(57,967)
Chicago Mercantile Exchange Holdings Inc.	(450)	(239,607)
China Life Insurance Co. Ltd. - ADR	(6,160)	(264,202)
Countrywide Financial Corp.	(3,100)	(104,284)
E*Trade Financial Corp. *	(4,800)	(101,856)
Fannie Mae	(1,400)	(76,412)
Freddie Mac	(1,200)	(71,388)
General Motors Corp.	(4,500)	(137,880)
Goldman Sachs Group Inc.	(575)	(118,812)
Hewlett-Packard Co.	(1,800)	(72,252)
Home Depot Inc.	(1,900)	(69,806)
JC Penney Co. Inc.	(850)	(69,836)
Kohl’s Corp. *	(1,050)	$(80,441)
Lazard Ltd.	(1,500)	(75,270)
Piper Jaffray Cos *	(1,100)	(68,134)
RadioShack Corp.	(7,400)	(200,022)
The Sherwin-Williams Co.	(2,900)	(191,516)
TD Ameritrade Holding Corp. *	(6,750)	(100,440)
The Greater China Fund Inc.	(4,500)	(103,140)
iShares FTSE/Xinhua China 25 Index Fund	(2,100)	(214,830)
iShares MSCI United Kingdom Index Fund	(19,000)	(457,330)
Regional Bank Holders	(1,550)	(244,544)
Retail HOLDRs Trust	(2,400)	(242,520)
Templeton Russia and Eastern European Fund Inc.	(1,300)	(91,533)
Vanguard Emerging Markets ETF	(400)	(31,588)
		(3,787,567)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,734,459)		$(3,787,567)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal Amount/Shares	Acquisition Dates	Market Value	Value as a% of Net Assets
Action Products International Warrants *(3)
425	1/10/06	$81	0.0%
Idaho Trust Bancorp *(3)
18,000	8/30/06	193,320	0.7%
Interactive Voice, Data, and Fax Inc. *(3)
13,450	9/14/06,1/5/07	89,308	0.4%
Tally-Ho Ventures *(1)
161,000	5/26/06, 7/11/06	161,000	0.5%
		$443,709	1.6%

* Non Income Producing Security

(1)

These securities are not registered, but may be resold only to "qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(2) Represents a step bond. Rate disclosed is as of March 31, 2007.

(3) This security is considered illiquid by the investment adviser.

(4) A portion of this security has been segregated to be used as collateral for securities sold short.

(5) Less than 0.05% of Total Net Assets.

ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
CHF - Swiss Franc
BHD - Berhad
PNB - Permodalan Nasional Berhad
GBP - Pound Sterling
REIT - Real Estate Investment Trust
CN- Canadian Exchange
ETF - Exchange Traded Fund

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND
As of March 31, 2007 (Unaudited)	SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (65.6%)
Agriculture (0.4%)
Cresud SA - ADR	14,050	$288,446

Apparel (1.0%)
Ocean Sky Intl Ltd.	5,301,000	786,162

Auto Manufacturers (0.7%)
Showa Aircraft Industry Co. Ltd.	39,000	583,809

Banks (3.4%)
Idaho Trust Bancorp * (4)	46,500	499,410
Mitsubishi UFJ Financial Group Inc. - ADR	58,500	658,710
Mizuho Financial Group	82	528,157
National Bancshares Inc. *	130,000	338,000
The Shikoku Bank Ltd.	92,000	356,008
Southern National Bancorp of Virginia Inc. *	2,925	45,776
The Tokushima Bank Ltd.	45,500	317,002
		2,743,063
Beverages (0.5%)
Diedrich Coffee Inc. *	49,350	183,582
Ten Ren Tea Co Ltd.	250,000	227,019
		410,601
Building Materials (1.3%)
Dynasty Ceramic PCL	1,229,000	480,928
ENDO Lighting Corp.	86,300	609,315
		1,090,243
Chemicals (2.3%)
Arkema - ADR *	15	861
Chemical Co. of Malaysia BHD	63,500	61,709
Korea Polyol Co Ltd.	7,663	388,118
Meghmani Organics Ltd.	3,785,000	823,287
Yip’s Chemical Holdings Ltd.	1,175,800	598,923
		1,872,898
Computers (0.6%)
Lenovo Group Ltd.	1,260,000	461,202

Distribution-Wholesale (0.6%)
China Hong Kong Photo	4,352,000	456,727

Diversified Financial Services (1.7%)
Guoco Group Ltd.	33,000	464,158
Netbank Inc.	225,500	498,355
SinoPac Fin Holdings Co.	917,000	421,202
		1,383,715
Electrical Components & Equipment (2.1%)
Enel SpA	26,700	285,693
FINETEC Corp.	29,300	509,200
Merix Corp. *	47,450	390,039
Viridis Clean Energy Group	621,111	527,668
Xantrex Technology Inc. CN *	2,515	20,397
Xantrex Technology Inc. *	1,950	15,809
		1,748,806
Energy-Alternate Sources (1.0%)
Plambeck Neue Energien AG *	80,850	$348,850
US BioEnergy Corp. *	41,000	470,270
		819,120
Engineering & Construction (0.8%)
CH. Karnchang PCL	3,060,000	624,936

Entertainment (1.7%)
Major Cineplex Group	85,600	38,142
Tally-Ho Ventures * (1)	398,000	398,000
TMS Entertainment Ltd.	165,000	560,081
Toei Co. Ltd.	72,000	403,259
		1,399,482
Environmental Control (0.6%)
Sinomem Technology Ltd.	773,000	501,865

Food (1.7%)
Celestial Nutrifoods Ltd *	753,000	779,231
Fyffes PLC	55,544	84,586
Galaxy Nutritional Foods Inc. *	39,268	28,273
Koninklijke Wessanen NV	20,900	315,207
Tofutti Brands Inc. *	70,125	215,634
		1,422,931
Healthcare Products (1.3%)
LMA International NV *	1,154,000	444,973
STERIS Corp.	6,375	169,320
Techno Medica Co. Ltd.	166	411,337
		1,025,630
Holding Companies (3.2%)
Babcock & Brown Wind Partners	340,000	504,798
Bousted Holdings BHD	914,000	602,725
Chuang’s China Investments Ltd.	6,400,000	405,452
Chuang’s Consortium International Ltd.	3,736,000	339,484
Grubb & Ellis Realty Advisors Inc. *	3,728	24,046
Hotung Investment Holdings Ltd. *	1,756,000	254,620
India Hospitality Corp. *	57,000	361,950
KPC Holdings	2,277	88,582
		2,581,657
Home Builders (0.0%) (6)
Johor Land BHD	40,000	21,866

Insurance (4.0%)
21st Century Holding Co.	45,800	818,904
Financial Industries Corp. *	105,667	686,835
Jerneh Asia BHD	214,600	137,791
Kurnia Asia BHD	1,737,000	557,649
Panin Insurance Tbk PT *	9,300,000	285,370
Panin Life Tbk PT *	15,190,000	281,327
Singapore Reinsurance	2,403,000	491,006
		3,258,882

	Shares	Value
Internet (3.2%)
CS Loxinfo PCL	4,702,500	$475,489
Earthlink Inc. *	84,475	620,891
Kintera Inc. *	594,400	1,010,480
Pacific Internet Ltd. *	56,300	537,102
		2,643,962
Leisure Time (0.5%)
California WOW Xperience PCL	365,583	65,003
HIS Co. Ltd.	12,000	345,214
		410,217
Machinery-Diversified (0.6%)
ATS Automation Tooling Systems Inc. *	64,750	462,700

Media (1.8%)
Cablevision Systems Corp.	26,000	791,180
Mondo TV SpA *	24,550	659,179
Workpoint Entertainment	49,000	30,931
		1,481,290
Medical Information Systems (0.0%) (6)
Pro Medicus Ltd.	12,000	13,205

Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha	109,000	85,119

Mining (1.6%)
The Lanna Resources PCL	1,539,000	479,152
Newmont Mining Corp.	19,450	816,705
		1,295,857
Miscellaneous Manufacturers (1.0%)
AGFA-Gevaert NV	15,500	349,717
Cycle Country Accessories Corp. *	174,100	383,020
EganaGoldpfeil Ltd.	158,000	111,218
		843,955
Oil Refining & Marketing (0.3%)
Neste Oil OYJ	7,900	272,272

Oil&Gas (11.4%)
Aurora Oil & Gas Corp. *	352,200	919,242
Crescent Point Energy Trust	29,000	464,201
Daylight Resources Trust	91,100	760,679
ENI SpA - ADR	9,175	594,815
Fairborne Energy Trust	59,700	451,434
Freehold Royalty Trust	52,425	651,623
Gasco Energy, Inc. *	165,600	404,064
Harvest Energy Trust	34,775	854,422
Norsk Hydro ASA	18,900	620,298
Paramount Energy Trust	96,700	789,012
Penn West Energy Trust	14,400	423,072
PrimeWest Energy Trust	25,500	502,095
Rowan Cos, Inc.	13,550	439,969
Singapore Petroleum Co. Ltd.	136,000	433,866
Thai Oil Public Co.	260,000	434,447
Transmeridian Exploration Inc. *	198,150	566,709
		9,309,948
Pharmaceuticals (1.2%)
C&O Pharmaceutical Technology Holdings Ltd.	665,000	$155,604
Eu Yan Sang International Ltd.	5,000	2,093
Natrol Inc. *	279,200	809,680
		967,377
Real Estate (4.6%)
Amanah Harta Tanah PNB 2	778,974	105,891
Amanah Harta Tanah PNB	172,600	39,937
AVJennings Homes Ltd.	502,500	500,085
Bakrieland Development Tbk PT *	14,100,000	355,397
Glomac BHD	741,000	336,477
Hemaraj Land & Development	20,239,000	508,721
Housevalues, Inc. *	81,700	413,402
Kawasan Industri Jababeka Tbk PT	19,200,000	462,904
Rojana Industrial Park PCL	1,625,600	547,903
Ticon Industrial	1,025,300	521,289
		3,792,006
REITS (0.8%)
MCO CR-REIT	44,410	345,065
Tower Real Estate Investment Trust	991,000	266,560
		611,625
Retail (2.6%)
Doutor Coffee Co. Ltd.	20,000	386,117
Food Junction Holdings	1,508,000	646,080
Kyoto Kimono Yuzen Co. Ltd.	390	400,458
Matsuzakaya Holdings Co. Ltd.	47,000	427,164
Multi Indocitra Tbk PT	2,800,000	242,411
		2,102,230
Semiconductors (0.4%)
Intel Corp.	15,500	296,515

Software (2.4%)
Data Systems Consulting Co. Ltd.	304,174	329,524
EPIQ Systems Inc. *	36,450	742,851
iSOFT Group PLC	521,700	354,186
Kingdee International Software Group Co. Ltd.	94,000	70,739
Software Service Inc.	12,500	463,552
		1,960,852
Telecommunications (2.5%)
Chunghwa Telecom Co. - ADR	8,000	159,360
Chunghwa Telecom Co.	172,000	333,168
Fastweb	7,950	507,741
Longcheer Holdings Ltd.	1,252,000	614,797
Shin Corp Pub Co Ltd.	632,000	451,300
		2,066,366
Toys-Games-Hobbies (1.1%)
Action Products International *	406,696	654,780
Tecmo Ltd.	31,000	244,917
		899,697

	Shares	Value
Transportation (0.6%)
Sakai Moving Service Co. Ltd.	6,600	$204,430
Singapore Post Ltd.	368,000	269,241
		473,671

TOTAL COMMON STOCKS (Identified Cost $51,027,882)		53,470,905

INVESTMENT COMPANIES (2.4%)
Closed-end Funds (0.3%)
Ticon Property Fund	807,600	230,677

Money Market (2.1%)
Northern Institutional Fund - Diversified Asset Portfolio	1,693,234	1,693,234

TOTAL INVESTMENT COMPANIES (Identified Cost $1,905,088)		1,923,911

Interest Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE BONDS (1.3%)

Healthcare Products (0.1%)
Bausch & Lomb (2)
5.901%	08/01/2023	$61,000	$68,533

Insurance (0.1%)
Horace Mann Educators Corp. (3)
1.425%	05/14/2032	128,000	59,840

Mining (0.8%)
Placer Dome Inc.
2.750%	10/15/2023	525,000	668,062

Semiconductors (0.3%)
ASM International NV
4.250%	12/06/2011	230,000	270,825

TOTAL CONVERTIBLE BONDS (Identified Cost $1,064,873)			1,067,260

CORPORATE BONDS (0.9%)

Banks (0.2%)
Rabobank Nederland (3)
4.250%	11/12/2008	170,000	166,682

Cosmetics-Personal Care (0.0%) (6)
Procter & Gamble
4.750%	06/15/2007	45,000	44,959

Electrical Components & Equipment (0.2%)
Pacificorp
6.375%	05/15/2008	125,000	126,637

Foreign Corporate Bonds (0.5%)

Banks (0.2%)
Rabobank Nederland - GBP
4.625%	05/31/2012	102,000	192,081

Diversified Financial Services (0.3%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	220,000	192,122

TOTAL CORPORATE BONDS (Identified Cost $696,398)			722,481

GOVERNMENT BONDS (16.4%)
Foreign Bonds & Notes (3.1%)
Deutschland Inflation Linked
1.500%	04/15/2016	$263,905	$340,649
Singapore Government Bond
4.375%	01/15/2009	775,000	527,635
Singapore Government Bond
3.125%	09/01/2020	495,000	333,747
Swiss Government
3.500%	08/07/2010	590,000	500,977
Switzerland Government Bond
4.000%	06/10/2011	900,000	783,237
			2,486,245
U.S. Treasury Bonds & Notes (13.3%)
U.S. Treasury Bond
13.250%	05/15/2014	2,445,000	2,869,056
U.S. Treasury Bond
10.625%	08/15/2015	500,000	705,703
U.S. Treasury Inflation Indexed Bond
4.250%	01/15/2010	3,007,350	3,198,010
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	526,133	529,544
U.S. Treasury Inflation Indexed(5) Bond
2.000%	01/15/2026	1,732,657	1,646,702
U.S. Treasury Inflation Indexed (5) Note
1.625%	01/15/2015	1,992,744	1,912,853
			10,861,868
TOTAL GOVERNMENT BONDS (Identified Cost $13,240,112)			13,348,113

REVERSE CONVERTIBLE BONDS (2.1%)
Gold Mining (0.3%)
Barclays Bank PLC - Meridian Gold
13.250%	09/28/2007	300,000	298,320
Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.
9.000%	10/31/2007	300,000	300,090
Oil & Gas Drilling (0.2%)
Barclays Bank PLC - Diamond Offshore Drilling
13.000%	10/26/2007	175,000	177,608
Oil Comp - Integrated (0.2%)
Barclays Bank PLC - Marathon Oil Corp.
9.500%	11/30/2007	165,000	165,165
Petroleum Refining (0.5%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	435,000	424,995
Semiconductors (0.5%)
Barclays Bank PLC - Intel Corp.
9.000%	09/26/2007	400,000	389,720

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $1,766,410)			1,755,898

Interest	Maturity	Principal
Rate	Date	Amount	Value
STRUCTURED CORPORATE BONDS (2.0%)
CPI (Consumer Price Index) Linked (0.0%)(6)
Merrill Lynch & Co. Inc.
3.810%	03/24/2009	$45,000	$43,687

Non-Inversion (1.7%)
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS
8.125%	11/16/2021	325,000	320,125
Lehman Brothers Holdings Inc. 30yr - 10yr CMS
8.000%	10/29/2019	50,000	47,000
Lehman Brothers Holdings Inc. 30yr-2yr CMS
7.500%	09/29/2021	420,000	414,120
Lehman Brothers Holdings Inc. 30yr - 2yr CMS
8.500%	01/10/2022	385,000	378,262
Toyota Motor Credit Corp. 30yr - 2yr CMS
8.125%	10/31/2016	250,000	239,375
			1,398,882
Range Accrual (0.3%)
BNP Paribas SA 3M Libor 0-7%
7.000%	10/26/2021	236,000	234,820

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $1,684,881)			1,677,389

	Shares	Value
PREFERRED STOCKS (0.6%)
Oil&Gas (0.3%)
GMX Resources Inc. *	10,300	272,435
Software (0.3%)
Interactive Voice, Data, and Fax Inc. *(4)	35,200	233,728

TOTAL PREFERRED STOCKS (Identified Cost $765,804)		506,163

Exercise	Expiration
Price	Date	Contracts	Value
PURCHASED OPTIONS (1.0%)
Call Options (1.0%)
CBOE SPX Volatility
10.000	05/16/2007	850	378,250
CBOE SPX Volatility
10.000	08/22/2007	580	255,200
CBOE SPX Volatility
10.000	11/21/2007	425	184,875
			818,325
Put Options (0.0%)(6)
Big Lots Inc.
20.000	04/21/2007	80	200

TOTAL PURCHASED OPTIONS (Identified Cost $1,066,636)			818,525

	Shares	Value
WARRANTS (0.2%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	114,000	$131,100

Software (0.0%)(6)
Interactive Voice, Data, and Fax Inc. Warrants *(4)	14,666	711

Toys-Games-Hobbies (0.0%)(6)
Action Products International Warrants *(4)	320	61

TOTAL WARRANTS (Identified Cost $39,900)		131,872

TOTAL INVESTMENTS (92.5%) (Identified Cost $73,257,984)		75,422,517

TOTAL OTHER ASSETS LESS LIABILITIES (7.5%)		6,133,817

TOTAL NET ASSETS (100.0%)		$81,556,334

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT

Apple Computer Inc. *	(6,550)	(608,560)
Casual Male Retail Group Inc. *	(11,750)	(139,003)
Chicago Mercantile Exchange Holdings Inc.	(825)	(439,279)
China Life Insurance Co. Ltd. - ADR	(15,253)	(654,214)
Countrywide Financial Corp.	(8,200)	(275,848)
E*Trade Financial Corp. *	(10,650)	(225,993)
Fannie Mae	(3,700)	(201,946)
Freddie Mac	(3,300)	(196,317)
General Motors Corp.	(10,300)	(315,592)
Goldman Sachs Group Inc.	(1,300)	(268,619)
Hewlett-Packard Co.	(4,200)	(168,588)
Home Depot Inc.	(4,350)	(159,819)
JC Penney Co. Inc.	(2,050)	(168,428)
Kohl’s Corp. *	(2,300)	(176,203)
Lazard Ltd.	(3,500)	(175,630)
Piper Jaffray Cos *	(2,550)	(157,947)
RadioShack Corp.	(14,300)	(386,529)
The Sherwin-Williams Co.	(5,500)	(363,220)
TD Ameritrade Holding Corp. *	(15,000)	(223,200)
The Greater China Fund Inc.	(10,900)	(249,828)
iShares FTSE/Xinhua China 25 Index Fund	(5,200)	(531,960)
iShares MSCI United Kingdom Index Fund	(35,400)	(852,078)
Regional Bank Holders	(3,900)	(615,303)

	Shares	Value
Retail HOLDRs Trust	(6,200)	$(626,510)
Templeton Russia and Eastern European Fund Inc.	(3,300)	(232,353)
Vanguard Emerging Markets ETF	(1,000)	(78,970)
		(8,491,937)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,404,188)		$(8,491,937)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a%
Amount/Shares	Dates	Value	of Net Assets
Action Products International Warrants *(4)
320	1/10/06	$61	0.0%

Idaho Trust Bancorp *(4)
46,500	8/30/06	499,410	0.6%

Interactive Voice, Data, and Fax Inc. *(4)
35,200	9/14/06, 1/5/07	233,728	0.2%

Tally-Ho Ventures *(1)
398,000	5/26/06, 7/11/06	398,000	0.6%
		$1,131,199	1.4%

* Non Income Producing Security

(1)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(2) Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2007.

(3) Represents a step bond. Rate disclosed is as of March 31, 2007.

(4) This security is considered illiquid by the investment adviser.

(5) A portion of this security has been segregated to be used as collateral for securities sold short.

(6) Less than 0.05% of Total Net Assets

ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
CHF - Swiss Franc
BHD - Berhad
PNB - Permodalan Nasional Berhad
GBP - Pound Sterling
REIT - Real Estate Investment Trust
CN - Canadian Exchange
ETF - Exchange Traded Fund

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS	As of March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS (47.7%)
Agriculture (0.3%)
Cresud SA - ADR	8,450	$173,478

Apparel (0.5%)
Ocean Sky Intl Ltd.	2,111,000	313,071

Auto Manufacturers (0.6%)
Showa Aircraft Industry Co. Ltd.	22,000	329,328

Banks (2.5%)
Idaho Trust Bancorp *(4)	28,500	306,090
Mitsubishi UFJ Financial Group Inc. - ADR	24,500	275,870
Mizuho Financial Group	38	244,756
National Bancshares Inc. *	64,000	166,400
The Shikoku Bank Ltd.	50,000	193,483
Southern National Bancorp of Virginia Inc. *	1,625	25,431
The Tokushima Bank Ltd.	25,500	177,660
		1,389,690
Beverages (0.4%)
Diedrich Coffee Inc. *	19,705	73,302
Ten Ren Tea Co Ltd.	144,000	130,763
		204,065
Building Materials (1.0%)
Dynasty Ceramic PCL	581,000	227,355
ENDO Lighting Corp.	49,500	349,491
		576,846
Chemicals (1.9%)
Arkema - ADR *	12	689
Chemical Co. of Malaysia BHD	41,500	40,330
Korea Polyol Co Ltd.	4,798	243,011
Meghmani Organics Ltd.	1,822,000	396,309
Yip’s Chemical Holdings Ltd.	736,600	375,205
		1,055,544
Computers (0.4%)
Lenovo Group Ltd.	620,000	226,941

Distribution-Wholesale (0.4%)
China Hong Kong Photo	2,472,000	259,428

Diversified Financial Services (1.1%)
Guoco Group Ltd.	15,000	210,981
Netbank Inc.	87,300	192,933
SinoPac Fin Holdings Co.	507,000	232,878
		636,792
Electrical Components & Equipment (1.7%)
Enel SpA	17,800	190,462
FINETEC Corp.	13,700	238,090
Merix Corp. *	21,239	174,584
Viridis Clean Energy Group	403,000	342,371
Xantrex Technology Inc. CN *	1,715	13,909
Xantrex Technology Inc. *	1,050	8,513
		967,929
Energy-Alternate Sources (0.7%)
Plambeck Neue Energien AG *	31,500	$135,916
US BioEnergy Corp. *	21,000	240,870
		376,786
Engineering & Construction (0.5%)
CH. Karnchang PCL	1,410,000	287,961

Entertainment (1.4%)
Major Cineplex Group	49,700	22,146
Tally-Ho Ventures * (1)	195,500	195,500
TMS Entertainment Ltd.	102,400	347,590
Toei Co. Ltd.	40,000	224,032
		789,268
Environmental Control (0.4%)
Sinomem Technology Ltd.	395,000	256,451

Food (1.1%)
Celestial Nutrifoods Ltd *	314,000	324,938
Fyffes PLC	20,700	31,523
Galaxy Nutritional Foods Inc. *	31,314	22,546
Koninklijke Wessanen NV	6,400	96,523
Tofutti Brands Inc. *	40,375	124,153
		599,683
Healthcare Products (0.9%)
LMA International NV *	500,000	192,795
STERIS Corp.	4,125	109,560
Techno Medica Co. Ltd.	82	203,191
		505,546
Holding Companies (2.5%)
Babcock & Brown Wind Partners	190,000	282,093
Bousted Holdings BHD	424,400	279,865
Chuang’s China Investments Ltd.	3,649,000	231,171
Chuang’s Consortium International Ltd.	2,024,000	183,917
Grubb & Ellis Realty Advisors Inc. *	3,202	20,653
Hotung Investment Holdings Ltd. *	1,018,000	147,610
India Hospitality Corp. *	31,000	196,850
KPC Holdings	1,482	57,654
		1,399,813
Home Builders (0.0%)(6)
Johor Land BHD	19,000	10,386

Insurance (2.6%)
21st Century Holding Co.	10,025	179,247
Financial Industries Corp. *	63,882	415,233
Jerneh Asia BHD	26,500	17,015
Kurnia Asia BHD	690,000	221,518
Panin Insurance Tbk PT *	5,502,500	168,844
Panin Life Tbk PT *	8,900,000	164,833
Singapore Reinsurance	1,446,000	295,462
		1,462,152

	Shares	Value
Internet (2.2%)
CS Loxinfo PCL	1,206,200	$121,964
Earthlink Inc. *	31,150	228,952
Kintera Inc. *	218,200	370,940
Pacific Internet Ltd. *	27,600	263,304
United Online Inc.	16,825	236,055
		1,221,215
Leisure Time (0.4%)
California WOW Xperience PCL	209,084	37,176
HIS Co. Ltd.	6,500	186,991
		224,167
Machinery-Diversified (0.5%)
ATS Automation Tooling Systems Inc. *	36,550	261,185

Media (1.5%)
Cablevision Systems Corp.	15,600	474,708
Mondo TV SpA *	13,700	367,851
Workpoint Entertainment	31,000	19,569
		862,128
Medical Information Systems (0.0%)(6)
Pro Medicus Ltd.	6,000	6,602

Mining (1.1%)
The Lanna Resources PCL	837,000	260,592
Newmont Mining Corp.	8,575	360,064
		620,656
Miscellaneous Manufacturers (0.8%)
AGFA-Gevaert NV	6,500	146,656
Cycle Country Accessories Corp. *	105,275	231,605
EganaGoldpfeil Ltd.	84,000	59,128
		437,389
Oil Refining & Marketing (0.1%)
Neste Oil OYJ	2,110	72,721

Oil&Gas (8.5%)
Aurora Oil & Gas Corp. *	145,000	378,450
Crescent Point Energy Trust	16,500	264,114
Daylight Resources Trust	50,150	418,749
ENI SpA - ADR	4,750	307,942
Fairborne Energy Trust	39,100	295,663
Freehold Royalty Trust	34,100	423,850
Gasco Energy, Inc. *	58,300	142,252
Harvest Energy Trust	14,275	350,737
Norsk Hydro ASA	7,900	259,278
Paramount Energy Trust	54,800	447,134
Penn West Energy Trust	8,200	240,916
PrimeWest Energy Trust	15,100	297,319
Rowan Cos, Inc.	7,650	248,396
Singapore Petroleum Co. Ltd.	76,000	242,455
Thai Oil Public Co.	146,500	244,794
Transmeridian Exploration Inc. *	83,400	238,524
		4,800,573
Pharmaceuticals (0.8%)
C&O Pharmaceutical Technology Holdings Ltd.	373,000	$87,279
Natrol Inc. *	130,650	378,885
		466,164
Real Estate (3.7%)
Amanah Harta Tanah PNB 2	529,626	71,995
Amanah Harta Tanah PNB	106,600	24,665
AVJennings Homes Ltd.	314,900	313,387
Bakrieland Development Tbk PT *	7,380,000	186,016
Glomac BHD	309,000	140,312
Hemaraj Land & Development	11,945,200	300,251
Housevalues, Inc. *	36,400	184,184
Kawasan Industri Jababeka Tbk PT	10,700,000	257,973
Rojana Industrial Park PCL	976,900	329,261
Ticon Industrial	558,700	284,058
		2,092,102
REITS (0.5%)
MCO CR-REIT	22,350	173,659
Tower Real Estate Investment Trust	521,000	140,139
		313,798
Retail (1.9%)
Doutor Coffee Co. Ltd.	10,500	202,711
Food Junction Holdings	714,000	305,902
Kyoto Kimono Yuzen Co. Ltd.	220	225,900
Matsuzakaya Holdings Co. Ltd.	23,000	209,038
Multi Indocitra Tbk PT	1,240,000	107,353
		1,050,904
Semiconductors (0.2%)
Intel Corp.	6,500	124,345

Software (1.3%)
Data Systems Consulting Co. Ltd.	174,751	189,315
EPIQ Systems Inc. *	7,500	152,850
iSOFT Group PLC	120,000	81,469
Kingdee International Software Group Co. Ltd.	50,000	37,627
Software Service Inc.	6,900	255,881
		717,142
Telecommunications (2.0%)
Chunghwa Telecom Co. - ADR	6,200	123,504
Chunghwa Telecom Co.	108,000	209,199
Fastweb	5,050	322,527
Longcheer Holdings Ltd.	618,000	303,470
Shin Corp Pub Co Ltd.	245,700	175,450
		1,134,150
Toys-Games-Hobbies (0.8%)
Action Products International *	190,439	306,607
Tecmo Ltd.	20,000	158,011
		464,618

	Shares	Value
Transportation (0.5%)
Sakai Moving Service Co. Ltd.	4,225	$130,866
Singapore Post Ltd.	204,000	149,254
		280,120
TOTAL COMMON STOCKS
(Identified Cost $25,788,280)		26,971,137

INVESTMENT COMPANIES (2.3%)
Closed-end Funds (0.2%)
Ticon Property Fund	413,500	118,109

Money Market (2.1%)
Northern Institutional Fund - Diversified Asset Portfolio	1,181,599	1,181,599

TOTAL INVESTMENT COMPANIES
(Identified Cost $1,289,954)		1,299,708

Interest Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE BONDS (1.7%)
Healthcare Products (0.4%)
Bausch & Lomb (2)
5.901%	08/01/2023	$190,000	$213,463
Insurance (0.1%)
Horace Mann Educators Corp. (3)
1.425%	05/14/2032	125,000	58,437
Mining (0.8%)
Placer Dome Inc.
2.750%	10/15/2023	360,000	458,100
Semiconductors (0.4%)
ASM International NV
4.250%	12/06/2011	165,000	194,288

TOTAL CONVERTIBLE BONDS
(Identified Cost $926,589)			924,288

CORPORATE BONDS (1.7%)
Banks (0.2%)
Rabobank Nederland (3)
4.250%	11/12/2008	130,000	127,463

Electrical Components & Equipment (0.2%)
Pacificorp
6.375%	05/15/2008	100,000	101,310

Machinery-Diversified (0.6%)
The Manitowoc Co. Inc
7.125%	11/01/2013	340,000	346,800

Foreign Corporate Bonds (0.7%)
Banks (0.4%)
Rabobank Nederland - GBP
4.625%	05/31/2012	98,000	184,548

Diversified Financial Services (0.3%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	210,000	$183,389

TOTAL CORPORATE BONDS
(Identified Cost $915,109)			943,510

GOVERNMENT BONDS (34.3%)
Foreign Bonds & Notes (3.5%)
Deutschland Inflation Linked
1.500%	04/15/2016	187,779	242,385
Norway Government Bond
5.000%	05/15/2015	640,000	107,955
Singapore Government Bond
4.375%	01/15/2009	585,000	398,279
Singapore Government Bond
3.125%	09/01/2020	395,000	266,324
Swiss Government
3.500%	08/07/2010	445,000	377,856
Switzerland Government Bond
4.000%	06/10/2011	700,000	609,184
			2,001,983
U.S. Treasury Bonds & Notes (30.8%)
U.S. Treasury Bond
10.625%	08/15/2015	1,500,000	2,117,109
U.S. Treasury Inflation Indexed Bond
4.250%	01/15/2010	2,315,660	2,462,468
U.S. Treasury Inflation Indexed Bond
2.375%	04/15/2011	2,547,025	2,580,157
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	424,127	426,877
U.S. Treasury Inflation Indexed Bond (5)
2.000%	01/15/2026	1,900,827	1,806,528
U.S. Treasury Inflation Indexed Note (5)
3.625%	01/15/2008	2,480,544	2,518,188
U.S. Treasury Inflation Indexed Note
3.875%	01/15/2009	2,159,710	2,238,589
U.S. Treasury Inflation Indexed Note (5)
0.875%	04/15/2010	1,308,741	1,265,440
U.S. Treasury Inflation Indexed Note (5)
1.625%	01/15/2015	2,066,942	1,984,077
			17,399,433

TOTAL GOVERNMENT BONDS
(Identified Cost $19,042,149)			19,401,416

REVERSE CONVERTIBLE BONDS (2.8%)
Gold Mining (0.3%)
Barclays Bank PLC - Meridian Gold
13.250%	09/28/2007	200,000	198,880

Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.
9.000%	10/31/2007	225,000	225,067

Interest Rate	Maturity Date	Principal Amount	Value

Oil & Gas Drilling (0.3%)
Barclays Bank PLC - Diamond Offshore Drilling
13.000%	10/26/2007	$175,000	$177,608
Oil Comp - Integrated (0.3%)
Barclays Bank PLC - Marathon Oil Corp.
9.500%	11/30/2007	150,000	150,150

Petroleum Refining (1.0%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	290,000	283,330
Barclays Bank PLC - Valero Energy CP
10.000%	10/12/2007	280,000	286,636
			569,966
Semiconductors (0.5%)
Barclays Bank PLC - Intel Corp.
9.000%	09/26/2007	280,000	272,804

TOTAL REVERSE CONVERTIBLE BONDS
(Identified Cost $1,598,789)			1,594,475

STRUCTURED CORPORATE BONDS (3.1%)
CPI (Consumer Price Index) Linked (0.1%)
Merrill Lynch & Co. Inc.
3.810%	03/24/2009	43,000	41,745

Non-Inversion (2.6%)
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS
8.125%	11/16/2021	235,000	231,475
Lehman Brothers Holdings Inc. 30yr - 10yr CMS
8.000%	10/29/2019	90,000	84,600
Lehman Brothers Holdings Inc. 30yr - 2yr CMS
7.000%	09/29/2021	730,000	711,750
Lehman Brothers Holdings Inc. 30yr - 2yr CMS
8.500%	01/10/2022	260,000	255,450
Toyota Motor Credit Corp. 30yr - 2yr CMS
8.125%	10/31/2016	200,000	191,500
			1,474,775
Range Accrual (0.4%)
BNP Paribas SA 3M LIBOR 0-7%
7.000%	10/26/2021	225,000	223,875

TOTAL STRUCTURED CORPORATE BONDS
(Identified Cost $1,731,159)			1,740,395

	Shares	Value
PREFERRED STOCKS (0.6%)
Oil&Gas (0.4%)
GMX Resources Inc. *	8,100	214,245

Software (0.2%)
Interactive Voice, Data, and Fax Inc. *(4)	16,600	110,224

TOTAL PREFERRED STOCKS
(Identified Cost $442,211)		324,469

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.8%)
Call Options (0.8%)
CBOE SPX Volatility *
10.00	5/16/2007	$480	$213,600
CBOE SPX Volatility *
10.00	08/22/2007	305	134,200
CBOE SPX Volatility *
10.00	11/21/2007	240	104,400
			452,200
Put Options (0.0%)(6)
Big Lots Inc. *
20.00	04/21/2007	40	100

TOTAL PURCHASED OPTIONS
(Identified Cost $589,744)			452,300

	Shares	Value
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	62,000	71,300

Software (0.0%)(6)
Interactive Voice, Data, and Fax Inc. Warrants *(4)	6,917	335

Toys-Games-Hobbies (0.0%)(6)
Action Products International Warrants *(4)	215	41

TOTAL WARRANTS
(Identified Cost $21,700)		71,676

TOTAL INVESTMENTS (95.1%)
(Identified Cost $52,345,684)		53,723,374

TOTAL OTHER ASSETS
LESS LIABILITIES (4.9%)		2,786,364

TOTAL NET ASSETS (100.0%)		$56,509,738

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT

Apple Computer Inc. *	(2,850)	$(264,793)
Casual Male Retail Group Inc. *	(5,150)	(60,924)
Chicago Mercantile Exchange Holdings Inc.	(350)	(186,361)
China Life Insurance Co. Ltd. - ADR	(7,627)	(327,107)
E*Trade Financial Corp. *	(3,025)	(64,191)
General Motors Corp.	(5,100)	(156,264)
Goldman Sachs Group Inc.	(350)	(72,320)
Hewlett-Packard Co.	(1,900)	(76,266)
Home Depot Inc.	(1,950)	(71,643)
JC Penney Co. Inc.	(900)	(73,944)
Kohl’s Corp. *	(1,050)	(80,441)

	Shares	Value

Lazard Ltd.	(1,600)	(80,288)
Piper Jaffray Cos *	(1,150)	(71,231)
TD Ameritrade Holding Corp. *	(4,100)	$(61,008)
The Greater China Fund Inc.	(5,550)	(127,206)
iShares FTSE/Xinhua China 25 Index Fund	(2,600)	(265,980)
iShares MSCI United Kingdom Index Fund	(24,100)	(580,087)
Regional Bank Holders	(5,350)	(844,069)
Retail HOLDRs Trust	(3,500)	(353,675)
Templeton Russia and Eastern European Fund Inc.	(1,750)	(123,218)
Vanguard Emerging Markets ETF	(500)	(39,485)
		(3,980,501)

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,905,529)		$(3,980,501)

SCHEDULE OF RESTRICTED AND
ILLIQUID SECURITIES

Principal Amount/Shares	Acquisition Dates	Market Value	Value as a% of Net Assets
Action Products International Warrants *(4)
215	1/10/06	$41	0.0%

Idaho Trust Bancorp *(4)
28,500	8/30/06	306,090	0.5%

Interactive Voice, Data, and Fax Inc. *(4)
16,600	9/14/06, 1/5/07	110,224	0.2%

Tally-Ho Ventures *(1)
195,500	5/26/06, 7/11/06	195,500	0.4%
		$611,855	1.1%

*	Non Income Producing Security

(1)

These securities are not registered, but may be resold only to "qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(2)	Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2007.

(3)	Represents a step bond. Rate disclosed is as of March 31, 2007.

(4)	This security is considered illiquid by the investment adviser.

(5)	A portion of this security has been segregated to be used as collateral for securities sold short.

(6)	Less than 0.05% of Total Net Assets

ADR - American Depositary Receipt	|	PNB - Permodalan Nasional Berhad
PCL - Public Company Limited	|	GBP - Pound Sterling
PLC - Public Limited Company	|	REIT - Real Estate Investment Trust
CHF - Swiss Franc	|	CN- Canadian Exchange
BHD - Berhad	|	CMS - Constant Maturity Swap Curve
ETF - Exchange Traded Fund	|	LIBOR - London Interbank Offered Rate

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND
As of March 31, 2007 (Unaudited)	SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (36.7%)
Agriculture (0.2%)
Cresud SA - ADR	2,175	$44,653

Apparel (0.5%)
Ocean Sky Intl Ltd.	871,000	129,173

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd	8,000	119,756

Banks (2.0%)
Idaho Trust Bancorp *(4)	9,500	102,030
Mitsubishi UFJ Financial Group Inc. - ADR	10,400	117,104
Mizuho Financial Group	16	103,055
National Bancshares Inc. *	17,000	44,200
The Shikoku Bank Ltd.	15,000	58,045
Southern National Bancorp of Virginia Inc. *	400	6,260
The Tokushima Bank Ltd.	7,800	54,343
		485,037
Beverages (0.2%)
Diedrich Coffee Inc. *	5,825	21,669
Ten Ren Tea Co Ltd.	37,000	33,599
		55,268
Building Materials (0.9%)
Dynasty Ceramic PCL	248,000	97,047
ENDO Lighting Corp.	19,000	134,148
		231,195
Chemicals (1.4%)
Arkema - ADR *	7	402
Chemical Co. of Malaysia BHD	15,300	14,868
Korea Polyol Co Ltd.	1,555	78,758
Meghmani Organics Ltd.	446,000	97,011
Yip’s Chemical Holdings Ltd.	307,400	156,582
		347,621
Computers (0.2%)
Lenovo Group Ltd.	158,000	57,833

Distribution-Wholesale (0.3%)
China Hong Kong Photo	620,000	65,067

Diversified Financial Services (0.8%)
Guoco Group Ltd.	4,000	56,262
Netbank Inc.	33,450	73,924
SinoPac Fin Holdings Co.	172,000	79,004
		209,190
Electrical Components & Equipment (1.3%)
Enel SpA	5,500	58,851
FINETEC Corp.	4,300	74,729
Merix Corp. *	6,550	53,841
Viridis Clean Energy Group	143,000	121,487
Xantrex Technology Inc. CN *	285	2,311
Xantrex Technology Inc. *	300	2,432
		313,651
Energy-Alternate Sources (0.5%)
Plambeck Neue Energien AG *	7,950	34,302
US BioEnergy Corp. *	7,250	83,158
		117,460
Engineering & Construction (0.5%)
CH. Karnchang PCL	625,000	127,642

Entertainment (1.1%)
Major Cineplex Group	22,200	$9,892
Tally-Ho Ventures *(1)	58,000	58,000
TMS Entertainment Ltd.	36,300	123,218
Toei Co. Ltd.	13,000	72,810
		263,920
Environmental Control (0.3%)
Sinomem Technology Ltd.	133,000	86,349

Food (0.8%)
Celestial Nutrifoods Ltd *	112,000	115,902
Fyffes PLC	7,100	10,812
Galaxy Nutritional Foods Inc. *	4,000	2,880
Koninklijke Wessanen NV	1,400	21,114
Tofutti Brands Inc. *	11,325	34,825
		185,533
Healthcare Products (0.6%)
LMA International NV *	150,000	57,839
STERIS Corp.	1,325	35,192
Techno Medica Co. Ltd.	27	66,904
		159,935
Holding Companies (2.0%)
Babcock & Brown Wind Partners	74,200	110,165
Bousted Holdings BHD	163,200	107,620
Chuang’s China Investments Ltd.	1,046,000	66,266
Chuang’s Consortium International Ltd.	624,000	56,702
Grubb & Ellis Realty Advisors Inc. *	1,225	7,901
Hotung Investment Holdings	260,000	37,700
India Hospitality Corp. *	12,500	79,375
KPC Holdings	465	18,090
		483,819
Home Builders (0.0%)(6)
Johor Land BHD	9,000	4,920

Insurance (2.3%)
21st Century Holding Co.	3,675	65,709
Financial Industries Corp. *	25,624	166,556
Jerneh Asia BHD	37,100	23,821
Kurnia Asia BHD	224,000	71,913
Panin Insurance Tbk PT *	1,966,500	60,342
Panin Life Tbk PT *	3,175,000	58,803
Singapore Reinsurance	594,000	121,372
		568,516
Internet (1.7%)
CS Loxinfo PCL	408,000	41,254
Earthlink Inc. *	9,075	66,701
Kintera Inc. *	73,950	125,715
Pacific Internet Ltd. *	10,687	101,954
United Online Inc.	5,425	76,113
		411,737
Leisure Time (0.3%)
California WOW Xperience PCL	64,071	11,392
HIS Co. Ltd.	2,000	57,536
		68,928
Machinery-Diversified (0.4%)
ATS Automation Tooling Systems Inc. *	13,425	95,934

	Shares	Value
Media (1.2%)
Cablevision Systems Corp.	5,200	$158,236
Mondo TV SpA *	4,500	120,827
Workpoint Entertainment	8,000	5,050
		284,113
Medical Information Systems (0.0%) (6)
Pro Medicus Ltd.	2,000	2,201

Mining (0.9%)
The Lanna Resources PCL	290,000	90,288
Newmont Mining Corp.	3,000	125,970
		216,258
Miscellaneous Manufacturers (0.5%)
AGFA-Gevaert NV	2,000	45,125
Cycle Country Accessories Corp.*	29,150	64,130
EganaGoldpfeil Ltd.	22,000	15,486
		124,741
Oil Refining & Marketing (0.1%)
Neste Oil OYJ	580	19,990

Oil&Gas (6.9%)
Aurora Oil & Gas Corp. *	49,000	127,890
Crescent Point Energy Trust	6,300	100,844
Daylight Resources Trust	14,850	123,996
ENI SpA - ADR	1,925	124,798
Fairborne Energy Trust	17,300	130,818
Freehold Royalty Trust	10,100	125,539
Gasco Energy, Inc. *	19,000	46,360
Harvest Energy Trust	4,800	117,936
Norsk Hydro ASA	3,000	98,460
Paramount Energy Trust	19,300	157,476
Penn West Energy Trust	3,100	91,078
PrimeWest Energy Trust	5,200	102,388
Rowan Cos, Inc.	2,550	82,798
Singapore Petroleum Co. Ltd.	28,000	89,325
Thai Oil Public Co.	48,000	80,206
Transmeridian Exploration Inc. *	32,700	93,522
		1,693,434
Pharmaceuticals (0.6%)
C&O Pharmaceutical Technology Holdings Ltd.	103,000	24,101
Natrol Inc. *	42,450	123,105
		147,206
Real Estate (2.8%)
Amanah Harta Tanah PNB 2	192,200	26,127
Amanah Harta Tanah PNB	53,200	12,310
AVJennings Homes Ltd.	117,400	116,836
Bakrieland Development Tbk PT *	2,300,000	57,973
Glomac BHD	86,000	39,051
Hemaraj Land & Development	4,141,500	104,099
Housevalues, Inc. *	11,150	56,419
Kawasan Industri Jababeka Tbk PT	2,800,000	67,507
Rojana Industrial Park PCL	356,400	120,123
Ticon Industrial	165,800	84,297
		684,742
REITS (0.4%)
MCO CR-REIT	6,590	$51,204
Tower Real Estate Investment Trust	165,200	44,436
		95,640
Retail (1.3%)
Doutor Coffee Co. Ltd.	3,200	61,779
Food Junction Holdings	249,000	106,680
Kyoto Kimono Yuzen Co. Ltd.	75	77,011
Matsuzakaya Holdings Co. Ltd.	6,000	54,532
Multi Indocitra Tbk PT	280,000	24,241
		324,243
Semiconductors (0.1%)
Intel Corp.	1,700	32,521

Software (1.0%)
Data Systems Consulting Co. Ltd.	45,094	48,852
EPIQ Systems Inc. *	2,500	50,950
iSOFT Group PLC	55,000	37,340
Kingdee International Software Group Co. Ltd.	18,000	13,546
Software Service Inc.	2,300	85,293
		235,981
Telecommunications (1.3%)
Chunghwa Telecom Co. - ADR	2,300	45,816
Chunghwa Telecom Co.	31,000	60,048
Fastweb	800	51,093
Longcheer Holdings Ltd.	213,500	104,840
Shin Corp Pub Co Ltd.	84,800	60,554
		322,351
Toys-Games-Hobbies (0.5%)
Action Products International *	45,586	73,394
Tecmo Ltd.	6,000	47,403
		120,797
Transportation (0.3%)
Sakai Moving Service Co. Ltd.	1,050	32,523
Singapore Post Ltd.	73,000	53,409
		85,932

TOTAL COMMON STOCKS (Identified Cost $8,704,247)		9,023,287

INVESTMENT COMPANIES (12.9%)
Closed-end Funds (0.4%)
MFS Intermediate Income Trust	7,295	45,521
Ticon Property Fund	150,450	42,973
		88,494
Money Market (12.5%)
Northern Institutional Fund - Diversified Asset Portfolio	3,080,519	3,080,519

TOTAL INVESTMENT COMPANIES (Identified Cost $3,165,096)		3,169,013

Interest Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE BONDS (1.5%)
Healthcare Products (0.3%)
Bausch & Lomb (2)
5.901%	08/01/2023	$70,000	$78,644

Insurance (0.1%)
Horace Mann Educators Corp. (3)
1.425%	05/14/2032	49,000	22,907
Mining (0.9%)
Placer Dome Inc.
2.750%	10/15/2023	165,000	209,963
Semiconductors (0.2%)
ASM International NV
4.250%	12/06/2011	45,000	52,988

TOTAL CONVERTIBLE BONDS (Identified Cost $370,026)			364,502

CORPORATE BONDS (1.5%)
Banks (0.2%)
Rabobank Nederland (3)
4.250%	11/12/2008	50,000	49,024
Electrical Components & Equipment (0.2%)
Pacificorp
6.375%	05/15/2008	50,000	50,655
Machinery-Diversified (0.5%)
The Manitowoc Co. Inc
7.125%	11/01/2013	115,000	117,300
Foreign Corporate Bonds (0.6%)
Banks (0.3%)
Rabobank Nederland - GBP
4.625%	05/31/2012	40,000	75,326
Diversified Financial Services (0.3%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	80,000	69,862

TOTAL CORPORATE BONDS (Identified Cost $351,077)			362,167

GOVERNMENT BONDS (35.5%)
Foreign Bonds & Notes (3.2%)
Deutschland Inflation Linked
1.500%	04/15/2016	76,127	98,264
Norway Government Bond
5.000%	05/15/2015	246,000	41,496
Singapore Government Bond
4.375%	01/15/2009	220,000	149,780
Singapore Government Bond
3.125%	09/01/2020	160,000	107,878
Swiss Government
3.500%	08/07/2010	170,000	144,349
Switzerland Government Bond
4.000%	06/10/2011	300,000	261,079
			802,846
U.S. Treasury Bonds & Notes (32.3%)
U.S. Treasury Bond
13.250%	05/15/2014	835,000	979,821
U.S. Treasury Bond
10.625%	08/15/2015	750,000	1,058,554
U.S. Treasury Inflation Indexed Bond
4.250%	01/15/2010	$902,205	$959,403
U.S. Treasury Inflation Indexed Bond
2.375%	04/15/2011	1,018,810	1,032,063
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	177,167	178,316
U.S. Treasury Inflation Indexed Bond (5)
2.000%	01/15/2026	764,408	726,486
U.S. Treasury Inflation Indexed Note (5)
3.625%	01/15/2008	939,600	953,859
U.S. Treasury Inflation Indexed Note
3.875%	01/15/2009	802,178	831,476
U.S. Treasury Inflation Indexed Note (5)
0.875%	04/15/2010	427,344	413,205
U.S. Treasury Inflation Indexed Note (5)
1.625%	01/15/2015	837,376	803,805
			7,936,988

TOTAL GOVERNMENT BONDS (Identified Cost $8,623,463)			8,739,834

REVERSE CONVERTIBLE BONDS (2.9%)
Gold Mining (0.4%)
Barclays Bank PLC - Meridian Gold
13.250%	09/28/2007	100,000	99,440
Metal - Aluminum (0.3%)
Barclays Bank PLC - Alcoa Inc.
9.000%	10/31/2007	85,000	85,025
Oil & Gas Drilling (0.4%)
Barclays Bank PLC - Diamond Offshore Drilling
13.000%	10/26/2007	85,000	86,267
Oil Comp - Integrated (0.3%)
Barclays Bank PLC - Marathon Oil Corp.
9.500%	11/30/2007	85,000	85,085
Petroleum Refining (1.0%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	125,000	122,125
Barclays Bank PLC - Valero Energy CP
10.00%	10/12/2007	120,000	122,844
			244,969
Semiconductors (0.5%)
Barclays Bank PLC - Intel Corp.
9.000%	09/26/2007	120,000	116,916

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $719,469)			717,702

STRUCTURED CORPORATE BONDS (3.0%)
CPI (Consumer Price Index) Linked (0.1%)
Merrill Lynch & Co. Inc.
3.810%	03/24/2009	17,000	16,504
Non-Inversion (2.6%)
BNP Paribas 30yr - 2yr CMS
7.000%	09/28/2020	100,000	96,500
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS
8.125%	11/16/2021	90,000	88,650
Lehman Brothers Holdings Inc. 30yr - 10yr CMS
8.000%	10/29/2019	40,000	37,600

Interest Rate	Maturity Date	Principal Amount	Value

Lehman Brothers Holdings Inc. 30yr - 2yr CMS
7.000%	09/29/2021	$270,000	$263,250
Lehman Brothers Holdings Inc. 30yr - 2yr CMS
8.500%	01/10/2022	115,000	112,988
Toyota Motor Credit Corp. 30yr - 2yr CMS
8.125%	10/31/2016	50,000	47,875
			646,863
Range Accrual (0.3%)
BNP Paribas SA 3M LIBOR 0-7%
7.000%	10/26/2021	85,000	84,575

TOTAL STRUCTURED CORPORATE BONDS
(Identified Cost $742,784)			747,942

	Shares	Value
PREFERRED STOCKS (0.5%)
Oil&Gas (0.4%)
GMX Resources Inc. *	3,200	84,640
Software (0.1%)
Interactive Voice, Data, and Fax Inc. *(4)	4,000	26,560
TOTAL PREFERRED STOCKS
(Identified Cost $137,762)		111,200

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.4%)
Call Options (0.4%)
CBOE SPX Volatility *
10.00	05/16/2007	135	60,075
CBOE SPX Volatility *
10.00	08/22/2007	100	44,000
			104,075
Put Options (0.0%) (6)
Big Lots Inc. *
20.00	04/21/2007	20	50

TOTAL PURCHASED OPTIONS
(Identified Cost $126,989)			104,125

WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *		25,000	28,750
Software (0.0%) (6)
Interactive Voice, Data, and Fax Inc. Warrants * (4)		1,667	81
Toys-Games-Hobbies (0.0%) (6)
Action Products International Warrants * (4)		105	20

TOTAL WARRANTS
(Identified Cost $8,750)			28,851

TOTAL INVESTMENTS (95.0%)
(Identified Cost $22,949,663)			23,368,623

TOTAL OTHER ASSETS LESS LIABILITIES (5.0%)			1,229,969

TOTAL NET ASSETS (100.0%)			$24,598,592

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Apple Computer Inc. *	(800)	$(74,328)
Chicago Mercantile Exchange Holdings Inc.	(75)	(39,935)
General Motors Corp.	(1,000)	(30,640)
The Greater China Fund Inc.	(950)	(21,774)
iShares FTSE/Xinhua China 25 Index Fund	(500)	(51,150)
iShares MSCI United Kingdom Index Fund	(10,200)	(245,514)
Regional Bank Holders	(2,400)	(378,648)
Retail HOLDRs Trust	(1,700)	(171,785)
Templeton Russia and Eastern European Fund Inc.	(450)	(31,684)
Vanguard Emerging Markets ETF	(100)	(7,897)
		(1,053,355)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,032,386)		$(1,053,355)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal Amount/ Shares	Acquisition Dates	Market Value	Value as a % of Net Assets

Action Products International Warrants * (4)	1/10/06	$20	0.0%
105
Idaho Trust Bancorp*(4)
9,500	8/30/06	102,030	0.4%
Interactive Voice, Data, and Fax Inc. *(4)
4,000	9/14/06, 1/5/07	26,560	0.2%
Tally-Ho Ventures*(1)
58,000	5/26/06, 7/11/06	58,000	0.2%
		$186,610	0.8%

*	Non Income Producing Security

(1)

These securities are not registered, but may be resold only to "qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(2)	Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2007.

(3)	Represents a step bond. Rate disclosed is as of March 31, 2007.

(4)	This security is considered illiquid by the investment adviser.

(5)	A portion of this security has been segregated to be used as collateral for securities sold short.

(6)	Less than 0.05% of Total Net Assets

ADR - American Depositary Receipt	|	PNB - Permodalan Nasional Berhad
PCL - Public Company Limited	|	GBP - Pound Sterling
PLC - Public Limited Company	|	REIT - Real Estate Investment Trust
CHF - Swiss Franc	|	CN- Canadian Exchange
BHD - Berhad	|	CMS - Constant Maturity Swap Curve
ETF - Exchange Traded Fund	|	LIBOR - London Interbank Offered Rate

See Notes to Financial Statements

UTOPIA FUNDS - GROWTH FUND
As of March 31, 2007 (Unaudited)	STATEMENT OF ASSETS & LIABILITIES

Assets
Investments, at value (Cost $24,725,367)	$25,545,002
Foreign currency, at value (Cost $818,379)	823,936
Dividends and interest receivable	110,355
Receivable for fund shares subscribed	31,823
Deposit with broker for options and securities sold short	5,504,021
Prepaid and other assets	6,911
Total Assets	32,022,048

Liabilities
Securities sold short (Proceeds $3,734,459)	3,787,567
Payable for investments purchased	101,607
Payable for investment adviser fee	26,441
Payable for trustee fees	2,079
Other payables	16,102
Total Liabilities	3,933,796
Net Assets	$28,088,252

Composition of Net Assets
Paid in capital	$26,437,064
Undistributed net investment income	54,137
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	824,624
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	772,427
Net Assets	$28,088,252

Net Asset Value Per Share
Net Assets	$28,088,252
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,546,896
Net asset value and redemption price per share	$11.03

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND
STATEMENT OF ASSETS & LIABILITIES	As of March 31, 2007 (Unaudited)

Assets
Investments, at value (Cost $73,257,984)	$75,422,517
Foreign currency, at value (Cost $2,926,023)	2,941,984
Dividends and interest receivable	506,341
Receivable for fund shares subscribed	38,737
Deposit with broker for options and securities sold short	11,570,216
Prepaid and other assets	14,655
Total Assets	90,494,450

Liabilities
Securities sold short (Proceeds $8,404,188)	8,491,937
Payable for investments purchased	192,352
Payable for fund shares redeemed	110,031
Payable for investment adviser fee	75,471
Payable for trustee fees	7,873
Other payables	60,452
Total Liabilities	8,938,116
Net Assets	$81,556,334

Composition of Net Assets
Paid in capital	$76,973,679
Undistributed net investment income	294,694
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	2,194,422
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	2,093,539
Net Assets	$81,556,334

Net Asset Value Per Share
Net Assets	$81,556,334
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	7,477,137
Net asset value and redemption price per share	$10.91

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND
As of March 31, 2007 (Unaudited)	STATEMENT OF ASSETS & LIABILITIES

Assets
Investments, at value (Cost $52,345,684)	$53,723,374
Foreign currency, at value (Cost $1,609,360)	1,619,837
Dividends and interest receivable	348,733
Receivable for fund shares subscribed	27,354
Deposit with broker for options and securities sold short	4,920,935
Prepaid and other assets	11,693
Total Assets	60,651,926

Liabilities
Securities sold short (Proceeds $3,905,529)	3,980,501
Payable for investments purchased	52,265
Payable for fund shares redeemed	11,033
Payable for investment adviser fee	53,400
Payable for trustee fees	6,817
Other payables	38,172
Total Liabilities	4,142,188
Net Assets	$56,509,738

Composition of Net Assets
Paid in capital	$53,964,833
Undistributed net investment income	246,783
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	984,299
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	1,313,823
Net Assets	$56,509,738

Net Asset Value Per Share
Net Assets	$56,509,738
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,277,968
Net asset value and redemption price per share	$10.71

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND
STATEMENT OF ASSETS & LIABILITIES	As of March 31, 2007 (Unaudited)

Assets
Investments, at value (Cost $22,949,663)	$23,368,623
Foreign currency, at value (Cost $772,678)	776,047
Dividends and interest receivable	184,476
Receivable for fund shares subscribed	11,148
Deposit with broker for options and securities sold short	1,379,248
Prepaid and other assets	6,572
Total Assets	25,726,114

Liabilities
Securities sold short (Proceeds $1,032,386)	1,053,355
Payable for investments purchased	21,231
Payable for fund shares redeemed	12,384
Payable for investment adviser fee	23,450
Payable for trustee fees	2,288
Other payables	14,814
Total Liabilities	1,127,522
Net Assets	$24,598,592

Composition of Net Assets
Paid in capital	$23,759,141
Undistributed net investment income	128,352
Accumulated net realized gain on investments, options, securities sold short, and foreign currency transactions	309,406
Net unrealized appreciation on investments, options, securities sold short, and translation of assets and liabilities denominated in foreign currencies	401,693
Net Assets	$24,598,592

Net Asset Value Per Share
Net Assets	$24,598,592
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,325,152
Net asset value and redemption price per share	$10.58

See Notes to Financial Statements

For the Six Months Ended March 31, 2007 (Unaudited)	UTOPIA FUNDS - GROWTH FUND
STATEMENT OF OPERATIONS

Investment Income
Dividends (net of foreign withholding taxes of $27,074)	$236,342
Interest	78,278
Total Income	314,620

Expenses
Investment adviser fee	147,240
Legal fees	6,681
Audit fees	7,300
Insurance fees	3,360
Trustee fees	6,711
Dividends on short sales	34,664
Other expenses	317
Total expenses before waiver	206,273

Expenses waived by Investment Adviser	(18,791)
Net Expenses	187,482
Net Investment Income	127,138

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	1,137,406
Options	(365,517)
Foreign currency transactions	15,053
Securities sold short	62,327
Net realized gain	849,269
Net change in unrealized appreciation on:
Investments, options and securities sold short	271,635
Translation of assets and liabilities denominated in foreign currencies	304,140
Net change	575,775
Net Realized and Unrealized Gain on Investments	1,425,044
Net Increase in Net Assets Resulting from Operations	$1,552,182

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND	For the Six Months Ended March 31, 2007 (Unaudited)
STATEMENT OF OPERATIONS

Investment Income
Dividends (net of foreign withholding taxes of $65,964)	$658,723
Interest	510,004
Total Income	1,168,727

Expenses
Investment adviser fee	465,597
Legal fees	22,171
Audit fees	24,228
Insurance fees	11,147
Trustee fees	22,266
Dividends on short sales	72,477
Other expenses	1,054
Total expenses before waiver	618,940

Expenses waived by Investment Adviser	(63,230)
Net Expenses	555,710
Net Investment Income	613,017

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,928,069
Options	(706,486)
Foreign currency transactions	19,330
Securities sold short	126,673
Net realized gain	2,367,586
Net change in unrealized appreciation on:
Investments, options and securities sold short	525,859
Translation of assets and liabilities denominated in foreign currencies	801,877
Net change	1,327,736
Net Realized and Unrealized Gain on Investments	3,695,322
Net Increase in Net Assets Resulting from Operations	$4,308,339

See Notes to Financial Statements

For the Six Months Ended March 31, 2007 (Unaudited)	UTOPIA FUNDS - CORE CONSERVATIVE FUND
STATEMENT OF OPERATIONS

Investment Income
Dividends (net of foreign withholding taxes of $34,049)	$374,480
Interest	508,662
Total Income	883,142

Expenses
Investment adviser fee	344,634
Legal fees	17,195
Audit fees	18,790
Insurance fees	8,645
Trustee fees	17,337
Dividends on short sales	32,980
Other expenses	817
Total expenses before waiver	440,398

Expenses waived by Investment Adviser	(49,659)
Net Expenses	390,739
Net Investment Income	492,403

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	1,424,148
Options	(486,812)
Foreign currency transactions	65,707
Securities sold short	32,585
Net realized gain	1,035,628
Net change in unrealized appreciation on:
Investments, options and securities sold short	488,097
Translation of assets and liabilities denominated in foreign currencies	453,978
Net change	942,075
Net Realized and Unrealized Gain on Investments	1,977,703
Net Increase in Net Assets Resulting from Operations	$2,470,106

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND	For the Six Months Ended March 31, 2007 (Unaudited)
STATEMENT OF OPERATIONS

Investment Income
Dividends (net of foreign withholding taxes of $13,897)	$127,284
Interest	262,062
Total Income	389,346

Expenses
Investment adviser fee	138,456
Legal fees	6,430
Audit fees	7,025
Insurance fees	3,232
Trustee fees	6,385
Dividends on short sales	11,215
Other expenses	306
Total expenses before waiver	173,049

Expenses waived by Investment Adviser	(18,204)
Net Expenses	154,845
Net Investment Income	234,501

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	465,566
Options	(170,018)
Foreign currency transactions	25,010
Securities sold short	1,385
Net realized gain	321,943
Net change in unrealized appreciation on:
Investments, options and securities sold short	137,042
Translation of assets and liabilities denominated in foreign currencies	159,047
Net change	296,089
Net Realized and Unrealized Gain on Investments	618,032
Net Increase in Net Assets Resulting from Operations	$852,533

See Notes to Financial Statements

UTOPIA FUNDS - GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

		For the Period
	For the Six Months Ended	December 30, 2005
	March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006

Operations
Net investment income	$127,138	$146,385
Net realized gain on investments	1,137,406	207,490
Net realized loss on options	(365,517)	(96,235)
Net realized gain on foreign currency transactions	15,053	10,044
Net realized gain on securities sold short	62,327
Net change in unrealized appreciation on investments, options and securities sold short	271,635	203,905
Net change in unrealized appreciation /(depreciation) on translation of assets and liabilities denominated in foreign currencies	304,140	(7,253)
Net increase in net assets resulting from operations	1,552,182	464,336

Distributions
Dividends to shareholders from net investment income	(227,516)	—
Distributions to shareholders from net realized gain on investments	(137,814)	—
Decrease in net assets from dividends and distributions	(365,330)	—

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	11,574,417	18,011,986
Shares issued in reinvestment of dividends	365,202	—
Cost of shares redeemed	(2,572,198)	(1,042,343)
Net increase in net assets derived from beneficial interest transactions	9,367,421	16,969,643
Net Increase in Net Assets	10,554,273	17,433,979

Net Assets
Beginning of period	17,533,979	100,000
End of period (including undistributed net investment income of $54,137 and $154,515, respectively)	$28,088,252	$17,533,979

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

		For the Period
	For the Six Months Ended	December 30, 2005
	March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006

Operations
Net investment income	$613,017	$518,752
Net realized gain on investments	2,928,069	508,404
Net realized loss on options	(706,486)	(187,332)
Net realized gain on foreign currency transactions	19,330	61,376
Net realized gain on securities sold short	126,673
Net change in unrealized appreciation on investments, options and securities sold short	525,859	785,280
Net change in unrealized appreciation /(depreciation) on translation of assets and liabilities denominated in foreign currencies	801,877	(19,477)
Net increase in net assets resulting from operations	4,308,339	1,667,003

Distributions
Dividends to shareholders from net investment income	(892,558)	—
Distributions to shareholders from net realized gain on investments	(500,129)	—
Decrease in net assets from dividends and distributions	(1,392,687)

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	23,867,707	59,604,364
Shares issued in reinvestment of dividends	1,392,687	—
Cost of shares redeemed	(6,249,622)	(1,741,457)
Net increase in net assets derived from beneficial interest transactions	19,010,772	57,862,907
Net Increase in Net Assets	21,926,424	59,529,910

Net Assets
Beginning of period	59,629,910	100,000
End of period (including undistributed net investment income of $294,694 and $574,235, respectively)	$81,556,334	$59,629,910

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND
STATEMENT OF CHANGES IN NET ASSETS

		For the Period
	For the Six Months Ended	December 30, 2005
	March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006

Operations
Net investment income	$492,403	$477,819
Net realized gain on investments	1,424,148	245,926
Net realized loss on options	(486,812)	(119,591)
Net realized gain on foreign currency transactions	65,707	54,192
Net realized gain on securities sold short	32,585
Net change in unrealized appreciation on investments, options and securities sold short	488,097	367,902
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	453,978	3,846
Net increase in net assets resulting from operations	2,470,106	1,030,094

Distributions
Dividends to shareholders from net investment income	(775,789)	—
Distributions to shareholders from net realized gain on investments	(179,506)	—
Decrease in net assets from dividends and distributions	(955,295)	—

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	15,257,388	45,411,704
Shares issued in reinvestment of dividends	955,294	—
Cost of shares redeemed	(6,903,251)	(856,302)
Net increase in net assets derived from beneficial interest transactions	9,309,431	44,555,402
Net Increase in Net Assets	10,824,242	45,585,496

Net Assets
Beginning of period	45,685,496	100,000
End of period (including undistributed net investment income of $246,783 and $530,169, respectively)	$56,509,738	$45,685,496

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

		For the Period
	For the Six Months Ended	December 30, 2005
	March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006

Operations
Net investment income	$234,501	$218,181
Net realized gain on investments	465,566	88,262
Net realized loss on options	(170,018)	(53,153)
Net realized gain on foreign currency transactions	25,010	22,071
Net realized gain on securities sold short	1,385
Net change in unrealized appreciation on investments, options and securities sold short	137,042	102,268
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	159,047	3,336
Net increase in net assets resulting from operations	852,533	380,965

Distributions
Dividends to shareholders from net investment income	(345,624)	—
Distributions to shareholders from net realized gain on investments	(48,423)	—
Decrease in net assets from dividends and distributions	(394,047)	—

Beneficial Interest Transactions (See Note 3)
Proceeds from sale of shares	9,407,091	16,672,965
Shares issued in reinvestment of dividends	365,252
Cost of shares redeemed	(2,423,840)	(362,327)
Net increase in net assets derived from beneficial interest transactions	7,348,503	16,310,638
Net Increase in Net Assets	7,806,989	16,691,603

Net Assets
Beginning of period	16,791,603	100,000
End of period (including undistributed net investment income of $128,352 and $239,475, respectively)	$24,598,592	$16,791,603

See Notes to Financial Statements

UTOPIA FUNDS - GROWTH FUND
FINANCIAL HIGHLIGHTS

			For the Period
	For the Six Months Ended		December 30, 2005
Selected data for a share of beneficial interest	March 31, 2007		(Inception) to
outstanding throughout the periods indicated	(Unaudited)		September 30, 2006

Net asset value - beginning of the period	$10.42		$10.00

Income from investment operations
Net investment income	0.05		0.09
Net realized and unrealized gain on investments	0.75		0.33
Total income from investment operations	0.80		0.42

Distributions
From net investment income	(0.12)		0.00
From net realized gain on investments	(0.07)		0.00
Total Distributions	(0.19)		0.00
Net Increase in Net Asset Value	0.61		0.42
Net asset value - end of period	$11.03		$10.42
Total Return (1)(2)	7.73%		4.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,088		$17,534
Ratios to Average Net Assets (excluding dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.37	%*	1.35	%*
Ratio of expenses to average net assets without fee waivers	1.53	%*	2.01	%*
Ratio of net investment income to average net assets with fee waivers	1.13	%*	2.27	%*
Ratio of net investment income to average net assets without fee waivers	0.97	%*	1.61	%*
Ratios to Average Net Assets (including dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.68	%*	—
Ratio of expenses to average net assets without fee waivers	1.84	%*	—
Portfolio turnover rate (3)	37.53%		53.24%

*                             Annualized.

(1)                   Total returns for periods of less than one year are not annualized.

(2)                   Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)                   A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S. Government securities) for the six months ended March 31, 2007 were $13,840,347 and $6,684,297, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the six months ended March 31, 2007 were $262,322 and $344,938, respectively.

See Notes to Financial Statements

UTOPIA FUNDS - CORE FUND
FINANCIAL HIGHLIGHTS

			For the Period
	For the Six Months Ended		December 30, 2005
Selected data for a share of beneficial interest	March 31, 2007		(Inception) to
outstanding throughout the periods indicated	(Unaudited)		September 30, 2006

Net asset value - beginning of the period	$10.45		$10.00

Income from investment operations
Net investment income	0.08		0.09
Net realized and unrealized gain on investments	0.60		0.36
Total income from investment operations	0.68		0.45

Distributions
From net investment income	(0.14)		0.00
From net realized gain on investments	(0.08)		0.00
Total Distributions	(0.22)		0.00
Net Increase in Net Asset Value	0.46		0.45
Net asset value - end of period	$10.91		$10.45
Total Return (1)(2)	6.61%		4.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,556		$59,630
Ratios to Average Net Assets (excluding dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.37	%*	1.73	%*
Ratio of expenses to average net assets without fee waivers	1.55	%*	1.91	%*
Ratio of net investment income to average net assets with fee waivers	1.74	%*	2.48	%*
Ratio of net investment income to average net assets without fee waivers	1.56	%*	2.30	%*
Ratios to Average Net Assets (including dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.57	%*	—
Ratio of expenses to average net assets without fee waivers	1.75	%*	—
Portfolio turnover rate (3)	35.19%		63.68%

*                             Annualized.

(1)                   Total returns for periods of less than one year are not annualized.

(2)                   Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)                    A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S. (Government securities) for the six months ended March 31, 2007 were $36,468,597 and $36,309,195, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the six months ended March 31, 2007 were $3,984,624 and $2,630,064, respectively.

See Notes to Financial Statements

UTOPIA FUNDS - CORE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS

			For the Period
	For the Six Months Ended		December 30, 2005
Selected data for a share of beneficial interest	March 31, 2007		(Inception) to
outstanding throughout the periods indicated	(Unaudited)		September 30, 2006

Net asset value - beginning of the period	$10.39		$10.00

Income from investment operations
Net investment income	0.09		0.11
Net realized and unrealized gain on investments	0.43		0.28
Total income from investment operations	0.52		0.39

Distributions
From net investment income	(0.16)		0.00
From net realized gain on investments	(0.04)		0.00
Total Distributions	(0.20)		0.00
Net Increase in Net Asset Value	0.32		0.39
Net asset value - end of period	$10.71		$10.39
Total Return (1)(2)	5.05%		3.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,510		$45,685
Ratios to Average Net Assets (excluding dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.37	%*	1.70	%*
Ratio of expenses to average net assets without fee waivers	1.56	%*	1.92	%*
Ratio of net investment income to average net assets with fee waivers	1.88	%*	2.89	%*
Ratio of net investment income to average net assets without fee waivers	1.69	%*	2.67	%*
Ratios to Average Net Assets (including dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.49	%*	—
Ratio of expenses to average net assets without fee waivers	1.68	%*	—
Portfolio turnover rate (3)	38.32%		40.87%

*                             Annualized.

(1)                   Total returns for periods of less than one year are not annualized.

(2)                   Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)                   A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term and U.S. (Government securities) for the six months ended March 31, 2007 were $19,062,049 and $9,926,107, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the six months ended March 31, 2007 were $10,995,214 and $7,517,118, respectively.

See Notes to Financial Statements

UTOPIA FUNDS - YIELD INCOME FUND
FINANCIAL HIGHLIGHTS

			For the Period
	For the Six Months Ended		December 30, 2005
Selected data for a share of beneficial interest	March 31, 2007		(Inception) to
outstanding throughout the periods indicated	(Unaudited)		September 30, 2006

Net asset value - beginning of the period	$10.35		$10.00

Income from investment operations
Net investment income	0.10		0.13
Net realized and unrealized gain on investments	0.35		0.22
Total income from investment operations	0.45		0.35

Distributions
From net investment income	(0.19)		0.00
From net realized gain on investments	(0.03)		0.00
Total Distributions	(0.22)		0.00
Net Increase in Net Asset Value	0.23		0.35
Net asset value - end of period	$10.58		$10.35
Total Return (1)(2)	4.40%		3.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,599		$16,792
Ratios to Average Net Assets (excluding dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.37	%*	1.36	%*
Ratio of expenses to average net assets without fee waivers	1.54	%*	2.03	%*
Ratio of net investment income to average net assets with fee waivers	2.23	%*	3.36	%*
Ratio of net investment income to average net assets without fee waivers	2.06	%*	2.69	%*
Ratios to Average Net Assets (including dividends on short sales expense):
Ratio of expenses to average net assets with fee waivers	1.47	%*	—
Ratio of expenses to average net assets without fee waivers	1.65	%*	—
Portfolio turnover rate (3)	31.41%		50.35%

*                             Annualized.

(1)                   Total returns for periods of less than one year are not annualized.

(2)                   Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)                   A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of  such securities during the period. Purchases and sales of investment securities (excluding short-term and US. Government securities) for the six months ended March 31, 2007 were $7,004,886 and $3,290,394 respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the six months ended March 31, 2007 were $4,213,400 and $2,079,800, respectively.

See Notes to Financial Statements

UTOPIA FUNDS
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund. Each Funds is non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities:  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities:  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Reverse Convertible Bonds:  A reverse convertible bond is a short-term bond that is linked to an underlying stock. At maturity, the investor receives either 100 percent of the original investment amount or a predetermined number of shares of the underlying stock. The stated coupon is paid regardless of what happens at maturity. The primary risk of these securities is that they are not principal protected. At maturity, the investor may receive shares of the underlying stock worth less than their original investment amount. As of March 31, 2007, each Fund had reverse convertible bonds.

Consumer Price Index Linked Bonds:  A Consumer Price Index (“CPI”) linked bond pays a coupon that is determined based on the monthly percentage difference of the CPI Index as measured by the Consumer Price Index for All Urban Consumers. This Index is published monthly by the U.S. Bureau of Labor Statistics and is a measure of inflation in the United States. The primary risk is the interest rate applicable to notes linked to an index such as the Consumer Price Index may be linked to period-over-period changes in the level of the index for the relevant index measurement period. If the index does not increase during the relevant measurement period, holders of these notes may not receive any interest payments for the applicable interest period. As of March 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund had CPI linked bonds.

Range Note:  Range notes are securities whose coupon payments are linked to a reference range of a specified index. For example, as long as the Libor Yield remains within a fixed target range, coupon payments are made. The primary risk is if the Libor Yield is outside the specified reference range. As of March 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund had range notes.

Non-Inversion Note:  A non-inversion note is a bond that pays a stated coupon as long as the yield curve between two stated maturities on the CMS curve, Constant Maturity Swap Curve, do not invert. The primary risk is if the interest rate changes. As of March 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund had non-inversion notes.

Other Securities and Assets:  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ Pricing Committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities:  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Foreign Currency Transactions:  The books and records of the Funds are maintained in U.S. dollars. The Funds may purchase securities that are denominated in a foreign currency or debt obligations that are payable in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange on the dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations from changes in market values of securities held and reported with other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2007, the Funds had balances in foreign cash accounts as follows:

Foreign Cash Accounts	Amount	Value
Growth Fund
Australian Dollars (AUD)	61,396 (AUD)	$49,675
Canadian Dollars (CAD)	91,594 (CAD)	79,337
European Union Euro (EUR)	195,781(EUR)	261,533
Hong Kong Dollar (HKD)	388,022 (HKD)	49,660
Japanese Yen (YEN)	360,272 (YEN)	3,057
Malaysian Ringgit (MYR)	354,029 (MYR)	102,395
New Taiwan Dollars (NTS)	1,910,795 (NTS)	57,742
Norwegian Krone (NOK)	801 (NOK)	132
Singapore Dollar (SGD)	167,885 (SGD)	110,658
South Korean Won (KRW)	103,249,577 (KRW)	109,747
Swedish Krona (SEK)	3 (SEK)	0
		$823,936

Foreign Cash Accounts	Amount	Value
Core Fund
Australian Dollars (AUD)	102,307 (AUD)	$82,776
Canadian Dollars (CAD)	278,925 (CAD)	241,598
Danish Kroner (DKK)	227,544 (DKK)	40,795
European Union Euro (EUR)	562,123 (EUR)	750,909
Hong Kong Dollar (HKD)	3,469,428 (HKD)	444,030
Japanese Yen (YEN)	11,490,559 (YEN)	97,510
Malaysian Ringgit (MYR)	987,718 (MYR)	285,674
New Taiwan Dollars (NTS)	9,271,669 (NTS)	280,179
Norwegian Krone (NOK)	2,580 (NOK)	425
Singapore Dollar (SGD)	505,969 (SGD)	333,500
South Korean Won (KRW)	361,820,939 (KRW)	384,588
		$2,941,984

Foreign Cash Accounts	Amount	Value
Core Conservative Fund
Australian Dollars (AUD)	76,327 (AUD)	$61,756
Canadian Dollars (CAD)	205,905 (CAD)	178,350
European Union Euro (EUR)	291,923 (EUR)	389,964
Hong Kong Dollar (HKD)	1,611,211 (HKD)	206,209
Japanese Yen (YEN)	7,157,368 (YEN)	60,738
Malaysian Ringgit (MYR)	498,060 (MYR)	144,052
New Taiwan Dollars (NTS)	5,610,360 (NOK)	169,538
Norwegian Krone (NOK)	2,668 (NOK)	439
Singapore Dollar (SGD)	328,192 (SGD)	216,321
South Korean Won (KRW)	181,075,272 (KRW)	192,470
		$1,619,837

Foreign Cash Accounts	Amount	Value
Yield Income Fund
Australian Dollars (AUD)	101,312 (AUD)	$81,972
Canadian Dollars (CAD)	94,710 (CAD)	82,035
European Union Euro (EUR)	120,467 (EUR)	160,925
Hong Kong Dollar (HKD)	828,157 (HKD)	105,991
Japanese Yen (YEN)	7,939,202 (YEN)	67,373
Malaysian Ringgit (MYR)	318,505 (MYR)	92,120
New Taiwan Dollars (NTS)	2,281,478 (NTS)	68,943
Norwegian Krone (NOK)	1,482 (NOK)	244
Singapore Dollar (SGD)	127,106 (SGD)	83,780
South Korean Won (KRW)	30,730,575 (KRW)	32,664
Swedish Krona (SEK)	2 (SEK)	0
		$776,047

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of March 31, 2007, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of March 31, 2007, the Funds had outstanding written options as follows:

Utopia Growth Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	43	21,296
Exercised	—	—
Expired	—
Closed	(43)	(21,296)
Split	—	—
Outstanding, March 31, 2007	—	$—
Market Value, March 31, 2007	—	$—

Utopia Core Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	90	45,871
Exercised	—	—
Expired	—	—
Closed	(90)	(45,871)
Split	—
Outstanding, March 31, 2007	—	$—
Market Value, March 31, 2007	—	$—

Utopia Core Conservative Fund
Written Call Options
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	99	51,130
Exercised	—	—
Expired	—	—
Closed	(99)	(51,130)
Split	—	—
Outstanding, March 31, 2007	—	$—
Market Value, March 31, 2007	—	$—

Utopia Yield Income Fund
Written Call Option
	Contracts	Premiums
Outstanding, Inception	—	$—
Positions opened	37	18,163
Exercised	—	—
Expired	—	—
Closed	(37)	(18,163)
Split	—	—
Outstanding, March 31, 2007	—	$—
Market Value, March 31, 2007	—	$—

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of March 31, 2007, each Fund had purchased options.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counter party is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of March 31, 2007, the Funds did not have any swap agreements.

Short Sales:  Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of March 31, 2007, each Fund had securities sold short.

Securities Lending:  Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of March 31, 2007, the Funds did not have any securities on loan.

Warrants:  The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants   involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of March 31, 2007, each Fund held warrants.

Restricted Securities:  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. As of March 31, 2007, each Fund held restricted securities which the Adviser determined to be liquid.

Other: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Expenses shared by the Funds are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets.

3.  SHARES OF BENEFICIAL INTEREST

On March 31, 2007, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	Utopia Growth Fund
		For the Period
	For the Six Months	December 30, 2005
	Ended March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006
Shares sold	1,068,896	1,784,040
Shares issued as reinvestment of dividends and distributions	34,068	—
Shares redeemed	(239,115)	(100,993)
Net increase in shares	863,849	1,683,047

	Utopia Core Fund
		For the Period
	For the Six Months	December 30, 2005
	Ended March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006
Shares sold	2,227,061	5,874,337
Shares issued as reinvestment of dividends and distributions	131,015	—
Shares redeemed	(585,746)	(169,530)
Net increase in shares	1,772,330	5,704,807

	Utopia Core Conservative Fund
		For the Period
	For the Six Months	December 30, 2005
	Ended March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006
Shares sold	1,441,938	4,482,465
Shares issued as reinvestment of dividends and distributions	91,154	—
Shares redeemed	(652,868)	(84,721)
Net increase in shares	880,224	4,397,744

	Utopia Yield Income Fund
		For the Period
	For the Six Months	December 30, 2005
	Ended March 31, 2007	(Inception) to
	(Unaudited)	September 30, 2006
Shares sold	898,085	1,657,992
Shares issued as reinvestment of dividends and distributions	35,120	—
Shares redeemed	(230,551)	(35,494)
Net increase in shares	702,654	1,622,498

4.  FEDERAL INCOME TAXES AND DISTRIBUTIONS

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Unrealized Appreciation and Depreciation on Investments:

At March 31, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investment for federal income tax purposes were as follows:

Utopia Growth Fund
Gross appreciation (excess of value over tax cost)	$2,438,383
Gross depreciation (excess of cost over tax value)	(1,675,463)
Net unrealized appreciation (depreciation)	$762,920
Cost of investments for income tax purposes	$24,782,082

Utopia Core Fund
Gross appreciation (excess of value over tax cost)	$6,128,600
Gross depreciation (excess of cost over tax value)	(4,116,886)
Net unrealized appreciation (depreciation)	$2,011,714
Cost of investments for income tax purposes	$73,410,803

Utopia Conservative Fund
Gross appreciation (excess of value over tax cost)	$3,369,316
Gross depreciation (excess of cost over tax value)	(2,094,017)
Net unrealized appreciation (depreciation)	$1,275,299
Cost of investments for income tax purposes	$52,448,075

Utopia Yield Income Fund
Gross appreciation (excess of value over tax cost)	$1,082,866
Gross depreciation (excess of tax cost over value)	(699,299)
Net unrealized appreciation (depreciation)	$383,567
Cost of investments for income tax purposes	$22,985,056

The differences between book and tax net unrealized appreciation/(depreciation) are wash sale loss deferrals and taxation of certain investments.

Classifications of Distributions: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the period ended September 30, 2006 were as follows:

Note that the Funds had no distributions for the period ended September 30, 2006.

Components of Net Assets (Tax Basis): As of September 30, 2006, the components of net assets on a tax basis were:

Utopia Growth Fund
Undistributed ordinary income	$282,354
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	181,982
Total	$464,336

Utopia Core Fund
Undistributed ordinary income	$943,386
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	723,617
Total	$1,667,003

Utopia Core Conservative Fund
Undistributed ordinary income	$684,452
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	345,642
Total	$1,030,094

Utopia Yield Income Fund
Undistributed ordinary income	$283,252
Undistributed net long-term capital gain	—
Net unrealized appreciation on investments	97,713
Total	$380,965

The components of net assets on a tax basis are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2006, certain differences were reclassified. These differences were primarily due to the tax treatments of gains and losses on foreign currency and the amounts reclassified did not affect net assets. The reclassifications were as follows:

Utopia Growth Fund
Paid-in-capital	$0
Undistributed ordinary income	8,130
Undistributed net long-term capital gain	(8,130)
Total	$0

Utopia Core Fund
Paid-in-capital	$0
Undistributed ordinary income	55,483
Undistributed net long-term capital gain	(55,483)
Total	$0

Utopia Core Conservative Fund
Paid-in-capital	$0
Undistributed ordinary income	52,350
Undistributed net long-term capital gain	(52,350)
Total	$0

Utopia Yield Income Fund
Paid-in-capital	$0
Undistributed ordinary income	21,294
Undistributed net long-term capital gain	(21,294)
Total	$0

5.  INVESTMENT MANAGEMENT AGREEMENT

On September 14, 2005, the Trust’s Board of Trustees approved an Investment Management Agreement with FIM Group. The Trust has agreed to pay an annual investment management fee for the services provided and expenses assumed by the Adviser, payable on a monthly basis, equal to the annual rate of 1.32% of each of the Fund’s average daily net assets as defined in the prospectus.

Out of each Fund’s management fee, FIM Group pays all expenses of managing and operating each Fund except the fees and expenses of the Funds’ independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses. The Adviser has contractually agreed to waive its management fees or reimburse expenses until January 31, 2008, in amounts necessary to limit each Fund’s annual fund operating expenses (exclusive of extraordinary expenses) to an annual rate of 1.37% (as a percentage of the Fund’s average daily net assets). The Adviser also pays any costs of unaffiliated third parties who provide record keeping, mutual fund supermarket and administrative services to the Fund.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on March 31, 2008.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

7.  OTHER

Board of Trustees Compensation: The Trust pays an annual fee of $24,000 to each of two Independent Trustees. The Independent Chairman of the Board receives annual compensation of $30,000.

One of the Trustees, Paul H. Sutherland, is President, director and controlling shareholder of the Adviser. Under the 1940 Act definitions, Mr. Sutherland is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of the Funds. Mr. Sutherland receives compensation from the Adviser rather than the Funds.

Shareholders individually holding more than 5% of the Funds’ outstanding shares as of March 31, 2007, represented 5.9%, 5.8%, 5.6% of Utopia Growth Fund, Utopia Core Fund, and Utopia Yield Income Fund, respectively.

ADDITIONAL INFORMATION

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms
N-Q are available without a charge, upon request, by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-7423) and on the Commission’s website at http://www.sec.gov. In addition, each Fund’s portfolio holdings as of the end of each calendar quarter will be posted on the Fund’s website, www.utopiafunds.com, on or about the 60th day after the quarter end. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

PROXY VOTING

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2006 are available without a charge, upon request by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-74723) and on the Commission’s website at http://www.sec.gov.

UTOPIA FUNDS Investing Without Borders
111 Cass Street
Traverse City, Michigan 49684
1.888.UTOPIA3 (1.888.886.7423)

This report has been prepared for Utopia Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

Item 2.        Code of Ethics.

Not applicable to this report.

Item 3.        Audit Committee Financial Expert.

Not applicable to this report.

Item 4.        Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.      Submission of Matters to Vote of Security Holders.

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11.      Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a)(1)    Not applicable to this report.

(a)(2)    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)    Not applicable.

(b)        The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule
30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on  behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	June 8, 2007

By:	/s/Jonathan Mohrhardt
Jonathan Mohrhardt
Principal Financial Officer and Treasurer

Date:	June 8, 2007